UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President

Rydex Dynamic Funds

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 82.0%
Industrial - 19.0%
Boeing Co.	20,139	$5,939,193
3M Co.	20,139	4,740,116
Caterpillar, Inc.	20,139	3,173,503
United Technologies Corp.	20,139	2,569,132
General Electric Co.	20,139	351,426
Total Industrial		16,773,370
Financial - 16.2%
Goldman Sachs Group, Inc.	20,139	5,130,611
Travelers Companies, Inc.	20,139	2,731,654
Visa, Inc. — Class A	20,139	2,296,249
JPMorgan Chase & Co.	20,139	2,153,665
American Express Co.	20,139	2,000,004
Total Financial		14,312,183
Consumer, Non-cyclical - 13.5%
UnitedHealth Group, Inc.	20,139	4,439,844
Johnson & Johnson	20,139	2,813,821
Procter & Gamble Co.	20,139	1,850,371
Merck & Company, Inc.	20,139	1,133,221
Coca-Cola Co.	20,139	923,978
Pfizer, Inc.	20,139	729,435
Total Consumer, Non-cyclical		11,890,670
Consumer, Cyclical - 12.0%
Home Depot, Inc.	20,139	3,816,945
McDonald's Corp.	20,139	3,466,325
Wal-Mart Stores, Inc.	20,139	1,988,726
Nike, Inc. — Class B	20,139	1,259,694
Total Consumer, Cyclical		10,531,690
Technology - 10.4%
Apple, Inc.	20,139	3,408,123
International Business Machines Corp.	20,139	3,089,726
Microsoft Corp.	20,139	1,722,690
Intel Corp.	20,139	929,616
Total Technology		9,150,155
Energy - 4.8%
Chevron Corp.	20,139	2,521,201
Exxon Mobil Corp.	20,139	1,684,426
Total Energy		4,205,627
Communications - 4.5%
Walt Disney Co.	20,139	2,165,144
Verizon Communications, Inc.	20,139	1,065,957
Cisco Systems, Inc.	20,139	771,324
Total Communications		4,002,425
Basic Materials - 1.6%
DowDuPont, Inc.	20,139	1,434,300
Total Common Stocks
(Cost $64,591,480)		72,300,420

	Face Amount
U.S. TREASURY BILLS†† - 15.5%
U.S. Treasury Bills
0.80% due 01/02/18[1,2,3]	$8,500,000	8,500,000
1.26% due 03/01/18[2,3,4]	4,900,000	4,889,955
1.31% due 04/19/18[1,2,3]	300,000	298,756
Total U.S. Treasury Bills
(Cost $13,688,285)		13,688,711

REPURCHASE AGREEMENTS††,5 - 1.8%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[4]	1,015,450	1,015,450
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[4]	541,949	541,949
Total Repurchase Agreements
(Cost $1,557,399)		1,557,399
Total Investments - 99.3%
(Cost $79,837,164)		$87,546,530
Other Assets & Liabilities, net - 0.7%		658,342
Total Net Assets - 100.0%		$88,204,872

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	128	March 2018	$15,835,520	$208,916

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	2.07%	At Maturity	01/29/18	891	$22,029,725	$(49,090)
Barclays Bank plc	Dow Jones Industrial Average Index	1.98%	At Maturity	01/30/18	2,718	67,183,944	(321,497)
						$89,213,669	$(370,587)

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Zero coupon rate security.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[5]	Repurchase Agreements — See Note 4.

plc – Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$72,300,420	$—	$—	$—	$—	$72,300,420
U.S. Treasury Bills	—	—	13,688,711	—	—	13,688,711
Repurchase Agreements	—	—	1,557,399	—	—	1,557,399
Equity Futures Contracts	—	208,916	—	—	—	208,916
Total Assets	$72,300,420	$208,916	$15,246,110	$—	$—	$87,755,446

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$370,587	$—	$370,587

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 55.9%
Freddie Mac[1]
1.00% due 01/27/20[2]	$1,525,000	$1,524,636
1.45% due 11/02/22[2]	1,000,000	999,879
Total Freddie Mac		2,524,515
Federal Home Loan Bank[3]
1.25% due 10/26/22[2]	1,000,000	999,553
1.45% due 09/13/22[2]	500,000	499,679
Total Federal Home Loan Bank		1,499,232
Total Federal Agency Notes
(Cost $4,023,250)		4,023,747

U.S. TREASURY BILLS†† - 5.3%
U.S. Treasury Bills
1.26% due 03/01/18[4,5,6]	380,000	379,221
Total U.S. Treasury Bills
(Cost $379,202)		379,221

REPURCHASE AGREEMENTS††,7 - 34.8%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[6]	1,630,782	1,630,782
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[6]	870,353	870,353
Total Repurchase Agreements
(Cost $2,501,135)		2,501,135
Total Investments - 96.0%
(Cost $6,903,587)		$6,904,103
Other Assets & Liabilities, net - 4.0%		290,685
Total Net Assets - 100.0%		$7,194,788

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	(1.57%)	At Maturity	01/29/18	427	$10,547,314	$23,043
Barclays Bank plc	Dow Jones Industrial Average Index	(1.73%)	At Maturity	01/30/18	150	3,701,178	17,712
						$14,248,492	$40,755

††	Value determined based on Level 2 inputs — See Note 3.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[7]	Repurchase Agreements — See Note 4.

plc – Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$4,023,747	$—	$—	$4,023,747
U.S. Treasury Bills	—	379,221	—	—	379,221
Repurchase Agreements	—	2,501,135	—	—	2,501,135
Equity Index Swap Agreements	—	—	40,755	—	40,755
Total Assets	$—	$6,904,103	$40,755	$—	$6,944,858

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 72.1%
Freddie Mac[1]
1.45% due 11/02/22[2]	$4,500,000	$4,499,456
Federal Home Loan Bank[3]
1.25% due 10/26/22[2]	4,500,000	4,497,988
Total Federal Agency Notes
(Cost $9,000,000)		8,997,444
U.S. TREASURY BILLS†† - 28.0%
U.S. Treasury Bills
0.80% due 01/02/18[4,5,6]	3,500,000	3,500,000
Total U.S. Treasury Bills
(Cost $3,499,903)		3,500,000

REPURCHASE AGREEMENTS††,7 - 16.4%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[8]	1,336,245	1,336,245
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[8]	713,158	713,158
Total Repurchase Agreements
(Cost $2,049,403)		2,049,403
Total Investments - 116.5%
(Cost $14,549,306)		$14,546,847
Other Assets & Liabilities, net - (16.5)%		(2,060,987)
Total Net Assets - 100.0%		$12,485,860

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	11	March 2018	$1,410,255	$14,440

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	(1.57%)	At Maturity	01/29/18	3,368	$21,540,967	$141,523
Barclays Bank plc	NASDAQ-100 Index	(1.83%)	At Maturity	01/30/18	268	1,714,514	12,062
Goldman Sachs International	NASDAQ-100 Index	(1.78%)	At Maturity	01/29/18	64	407,380	2,467
						$23,662,861	$156,052

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Zero coupon rate security.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.

plc – Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$—	$8,997,444	$—	$—	$8,997,444
U.S. Treasury Bills	—	—	3,500,000	—	—	3,500,000
Repurchase Agreements	—	—	2,049,403	—	—	2,049,403
Equity Futures Contracts	—	14,440	—	—	—	14,440
Equity Index Swap Agreements	—	—	—	156,052	—	156,052
Total Assets	$—	$14,440	$14,546,847	$156,052	$—	$14,717,339

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 55.5%
Federal Home Loan Bank[1]
1.45% due 09/13/22[2]	$2,500,000	$2,498,397
1.43% (1 Month USD LIBOR (0.13%)) due 11/23/18[3]	2,000,000	1,999,730
1.25% due 10/26/22[2]	500,000	499,777
Total Federal Home Loan Bank		4,997,904
Federal Farm Credit Bank[1]
1.67% (U.S. Prime Rate (2.83%)) due 09/12/18[3]	2,000,000	2,003,446
Freddie Mac[4]
1.45% due 11/02/22[2]	500,000	499,940
Total Federal Agency Notes
(Cost $7,499,860)		7,501,290

U.S. TREASURY BILLS†† - 12.6%
U.S. Treasury Bills
0.80% due 01/02/18[5,6,7]	1,500,000	1,500,000
1.26% due 03/01/18[6,7,8]	210,000	209,569
Total U.S. Treasury Bills
(Cost $1,709,517)		1,709,569

REPURCHASE AGREEMENTS††,9 - 21.8%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[8]	1,922,692	1,922,692
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[8]	1,026,147	1,026,147
Total Repurchase Agreements
(Cost $2,948,839)		2,948,839
Total Investments - 89.9%
(Cost $12,158,216)		$12,159,698
Other Assets & Liabilities, net - 10.1%		1,360,354
Total Net Assets - 100.0%		$13,520,052

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	3	March 2018	$230,565	$1,705

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(1.03%)	At Maturity	01/29/18	12,599	$19,346,137	$67,250
BNP Paribas	Russell 2000 Index	(1.07%)	At Maturity	01/29/18	3,162	4,855,521	26,644
Barclays Bank plc	Russell 2000 Index	(0.98%)	At Maturity	01/30/18	1,749	2,685,320	23,460
						$26,886,978	$117,354

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	Variable rate security. The rate indicated is the rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Zero coupon rate security.
[8]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[9]	Repurchase Agreements — See Note 4.

LIBOR— London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$—	$7,501,290	$—	$—	$7,501,290
U.S. Treasury Bills	—	—	1,709,569	—	—	1,709,569
Repurchase Agreements	—	—	2,948,839	—	—	2,948,839
Equity Futures Contracts	—	1,705	—	—	—	1,705
Equity Index Swap Agreements	—	—	—	117,354	—	117,354
Total Assets	$—	$1,705	$12,159,698	$117,354	$—	$12,278,757

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 72.4%
Federal Home Loan Bank[1]
1.25% due 10/26/22[2]	$4,500,000	$4,497,988
1.45% due 09/13/22[2]	4,000,000	3,997,436
Total Federal Home Loan Bank		8,495,424
Freddie Mac[3]
1.40% due 10/26/22[2]	5,000,000	4,998,865
1.45% due 11/02/22[2]	2,500,000	2,499,698
Total Freddie Mac		7,498,563
Total Federal Agency Notes
(Cost $15,999,022)		15,993,987

U.S. TREASURY BILLS†† - 9.1%
U.S. Treasury Bills
0.80% due 01/02/18[4,5,6]	2,000,000	2,000,000
Total U.S. Treasury Bills
(Cost $1,999,945)		2,000,000

REPURCHASE AGREEMENTS††,7 - 18.8%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[8]	2,708,339	2,708,339
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[8]	1,445,449	1,445,449
Total Repurchase Agreements
(Cost $4,153,788)		4,153,788
Total Investments - 100.3%
(Cost $22,152,755)		$22,147,775
Other Assets & Liabilities, net - (0.3)%		(66,694)
Total Net Assets - 100.0%		$22,081,081

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	62	March 2018	$8,301,025	$22,049

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(1.52%)	At Maturity	01/29/18	7,538	$20,154,304	$67,919
Goldman Sachs International	S&P 500 Index	(1.88%)	At Maturity	01/29/18	4,833	12,921,222	33,931
Barclays Bank plc	S&P 500 Index	(1.78%)	At Maturity	01/30/18	1,065	2,847,774	14,837
						$35,923,300	$116,687

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Zero coupon rate security.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.

plc – Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$—	$15,993,987	$—	$—	$15,993,987
U.S. Treasury Bills	—	—	2,000,000	—	—	2,000,000
Repurchase Agreements	—	—	4,153,788	—	—	4,153,788
Equity Futures Contracts	—	22,049	—	—	—	22,049
Equity Index Swap Agreements	—	—	—	116,687	—	116,687
Total Assets	$—	$22,049	$22,147,775	$116,687	$—	$22,286,511

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 83.1%
Technology - 33.3%
Apple, Inc.	274,095	$46,385,097
Microsoft Corp.	411,842	35,228,965
Intel Corp.	249,841	11,532,661
NVIDIA Corp.	32,351	6,259,918
Broadcom Ltd.	21,780	5,595,282
Texas Instruments, Inc.	52,614	5,495,006
QUALCOMM, Inc.	78,698	5,038,246
Adobe Systems, Inc.*	26,316	4,611,616
Applied Materials, Inc.	56,934	2,910,466
Activision Blizzard, Inc.	40,364	2,555,849
Micron Technology, Inc.*	61,567	2,531,635
Cognizant Technology Solutions Corp. — Class A	31,478	2,235,568
Intuit, Inc.	13,648	2,153,381
Analog Devices, Inc.	19,680	1,752,110
Electronic Arts, Inc.*	16,439	1,727,081
Lam Research Corp.	8,645	1,591,285
Fiserv, Inc.*	11,125	1,458,821
NetEase, Inc. ADR	4,050	1,397,534
Paychex, Inc.	19,165	1,304,753
Western Digital Corp.	15,791	1,255,858
Autodesk, Inc.*	11,702	1,226,721
Cerner Corp.*	17,746	1,195,903
Microchip Technology, Inc.	12,487	1,097,358
Skyworks Solutions, Inc.	9,780	928,611
Check Point Software Technologies Ltd.*	8,725	904,084
Xilinx, Inc.	13,397	903,226
KLA-Tencor Corp.	8,366	879,016
Maxim Integrated Products, Inc.	15,027	785,612
Workday, Inc. — Class A*	7,314	744,126
CA, Inc.	22,344	743,608
Citrix Systems, Inc.*	8,044	707,872
Synopsys, Inc.*	8,021	683,710
Take-Two Interactive Software, Inc.*	6,089	668,450
ASML Holding N.V. — Class G	3,838	667,121
Seagate Technology plc	15,445	646,219
Cadence Design Systems, Inc.*	15,074	630,395
Total Technology		156,433,164
Communications - 30.7%
Amazon.com, Inc.*	25,725	30,084,616
Facebook, Inc. — Class A*	127,312	22,465,475
Alphabet, Inc. — Class C*	18,657	19,522,685
Alphabet, Inc. — Class A*	15,924	16,774,342
Cisco Systems, Inc.	263,915	10,107,944
Comcast Corp. — Class A	249,004	9,972,610
Priceline Group, Inc.*	2,604	4,525,075
Charter Communications, Inc. — Class A*	13,272	4,458,861
Netflix, Inc.*	23,101	4,434,468
Baidu, Inc. ADR*	14,987	3,510,105
T-Mobile US, Inc.*	44,414	2,820,733
eBay, Inc.*	55,764	2,104,533
JD.com, Inc. ADR*	49,219	2,038,651
Twenty-First Century Fox, Inc. — Class A	56,268	1,942,934
Twenty-First Century Fox, Inc. — Class B	42,629	1,454,501
Sirius XM Holdings, Inc.[1]	245,347	1,315,060
Ctrip.com International Ltd. ADR*	24,455	1,078,465
Liberty Global plc — Class C*	31,407	1,062,813
Symantec Corp.	33,098	928,730
Expedia, Inc.	7,458	893,245
Vodafone Group plc ADR	24,835	792,237
MercadoLibre, Inc.	2,357	741,654
DISH Network Corp. — Class A*	12,168	581,022
Liberty Global plc — Class A*	11,803	423,020
Liberty Ventures*	4,343	235,564
Total Communications		144,269,343
Consumer, Non-cyclical - 12.4%
Amgen, Inc.	38,753	6,739,147
Kraft Heinz Co.	65,048	5,058,133
Gilead Sciences, Inc.	69,735	4,995,815
PayPal Holdings, Inc.*	64,164	4,723,754
Celgene Corp.*	42,031	4,386,355
Biogen, Inc.*	11,290	3,596,655
Mondelez International, Inc. — Class A	79,778	3,414,498
Automatic Data Processing, Inc.	23,676	2,774,590
Express Scripts Holding Co.*	30,236	2,256,815
Intuitive Surgical, Inc.*	5,982	2,183,071
Regeneron Pharmaceuticals, Inc.*	5,634	2,118,159
Vertex Pharmaceuticals, Inc.*	13,501	2,023,260
Monster Beverage Corp.*	30,107	1,905,472
Illumina, Inc.*	7,794	1,702,911
Alexion Pharmaceuticals, Inc.*	11,927	1,426,350
Mylan N.V.*	28,638	1,211,674
Incyte Corp.*	11,266	1,067,003
Align Technology, Inc.*	4,280	950,973
Cintas Corp.	5,675	884,335
Verisk Analytics, Inc. — Class A*	8,792	844,032
BioMarin Pharmaceutical, Inc.*	9,376	836,058
Dentsply Sirona, Inc.	12,262	807,207
IDEXX Laboratories, Inc.*	4,656	728,105
Hologic, Inc.*	14,717	629,152
Shire plc ADR	3,956	613,655
Henry Schein, Inc.*	8,379	585,525
Total Consumer, Non-cyclical		58,462,704
Consumer, Cyclical - 6.0%
Starbucks Corp.	75,956	4,362,153
Costco Wholesale Corp.	23,329	4,341,994
Walgreens Boots Alliance, Inc.	52,870	3,839,419
Tesla, Inc.*,1	8,972	2,793,432
Marriott International, Inc. — Class A	19,463	2,641,713
Ross Stores, Inc.	20,585	1,651,946
Dollar Tree, Inc.*	12,657	1,358,223
PACCAR, Inc.	18,771	1,334,243
American Airlines Group, Inc.	25,545	1,329,106
O'Reilly Automotive, Inc.*	4,539	1,091,811
Wynn Resorts Ltd.	5,487	925,053
Fastenal Co.	15,342	839,054
Ulta Beauty, Inc.*	3,256	728,237
Hasbro, Inc.	6,649	604,328
Liberty Interactive Corporation QVC Group — Class A*	21,413	522,905
Total Consumer, Cyclical		28,363,617

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 83.1% (continued)
Industrial - 0.7%
CSX Corp.	47,711	$2,624,582
J.B. Hunt Transport Services, Inc.	5,859	673,668
Total Industrial		3,298,250
Total Common Stocks
(Cost $319,354,308)		390,827,078

	Face Amount
U.S. TREASURY BILLS†† - 6.1%
U.S. Treasury Bills
1.26% due 03/01/18[2,3,4]	$28,000,000	27,942,596
1.31% due 04/19/18[3,4,5]	800,000	796,683
Total U.S. Treasury Bills
(Cost $28,738,036)		28,739,279

FEDERAL AGENCY NOTES†† - 2.1%
Federal Home Loan Bank[6]
1.25% due 10/26/22[7]	10,000,000	9,995,530
Total Federal Agency Notes
(Cost $9,995,112)		9,995,530

FEDERAL AGENCY DISCOUNT NOTES†† - 0.1%
Fannie Mae[8]
1.23% due 01/03/18[3,4]	619,000	618,958
Total Federal Agency Discount Notes
(Cost $618,958)		618,958

REPURCHASE AGREEMENTS††,9 - 6.2%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[2]	19,035,313	19,035,313
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[2]	10,159,203	10,159,203
Total Repurchase Agreements
(Cost $29,194,516)		29,194,516

	Shares
SECURITIES LENDING COLLATERAL†,10 - 0.7%
Money Market Fund First American Government Obligations Fund — Class Z, 1.15%[11]	3,066,108	3,066,108
Total Securities Lending Collateral
(Cost $3,066,108)		3,066,108
Total Investments - 98.3%
(Cost $390,967,038)		$462,441,469
Other Assets & Liabilities, net - 1.7%		7,791,218
Total Net Assets - 100.0%		$470,232,687

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	309	March 2018	$39,615,345	$34,115

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	2.07%	At Maturity	01/29/18	16,515	$105,637,484	$(639,439)
Goldman Sachs International	NASDAQ-100 Index	2.08%	At Maturity	01/29/18	18,756	119,969,357	(691,858)
Barclays Bank plc	NASDAQ-100 Index	1.98%	At Maturity	01/30/18	44,529	284,826,722	(2,003,764)
						$510,433,563	$(3,335,061)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[6]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[8]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[9]	Repurchase Agreements — See Note 4.
[10]	Securities lending collateral — See Note 5.
[11]	Rate indicated is the 7 day yield as of December 31, 2017.

ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$390,827,078	$—	$—	$—	$—	$390,827,078
U.S. Treasury Bills	—	—	28,739,279	—	—	28,739,279
Federal Agency Notes	—	—	9,995,530	—	—	9,995,530
Federal Agency Discount Notes	—	—	618,958	—	—	618,958
Repurchase Agreements	—	—	29,194,516	—	—	29,194,516
Securities Lending Collateral	3,066,108	—	—	—	—	3,066,108
Equity Futures Contracts	—	34,115	—	—	—	34,115
Total Assets	$393,893,186	$34,115	$68,548,283	$—	$—	$462,475,584

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$3,335,061	$—	$3,335,061

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9%
Financial - 7.0%
Sterling Bancorp	1,280	$31,488
MGIC Investment Corp.*	2,224	31,381
Umpqua Holdings Corp.	1,330	27,664
Wintrust Financial Corp.	333	27,429
Primerica, Inc.	266	27,012
Radian Group, Inc.	1,301	26,814
Texas Capital Bancshares, Inc.*	299	26,581
Gramercy Property Trust REIT	944	25,167
Hancock Holding Co.	506	25,047
CNO Financial Group, Inc.	1,014	25,036
Stifel Financial Corp.	400	23,824
Healthcare Realty Trust, Inc. REIT	737	23,672
IBERIABANK Corp.	304	23,560
Cousins Properties, Inc. REIT	2,510	23,217
Chemical Financial Corp.	426	22,778
First Industrial Realty Trust, Inc. REIT	714	22,470
Sunstone Hotel Investors, Inc. REIT	1,355	22,398
RLJ Lodging Trust REIT	1,019	22,387
Home BancShares, Inc.	946	21,995
MB Financial, Inc.	487	21,681
Investors Bancorp, Inc.	1,557	21,611
Essent Group Ltd.*	489	21,232
United Bankshares, Inc.	601	20,885
Evercore, Inc. — Class A	231	20,790
Selective Insurance Group, Inc.	346	20,310
UMB Financial Corp.	272	19,562
Physicians Realty Trust REIT	1,081	19,447
Sabra Health Care REIT, Inc.	1,031	19,352
Cathay General Bancorp	458	19,314
LaSalle Hotel Properties REIT	684	19,200
South State Corp.	217	18,912
Columbia Banking System, Inc.	433	18,810
Glacier Bancorp, Inc.	470	18,513
Fulton Financial Corp.	1,030	18,437
Ryman Hospitality Properties, Inc. REIT	266	18,359
Ellie Mae, Inc.*	203	18,148
First Citizens BancShares, Inc. — Class A	45	18,135
Washington Federal, Inc.	524	17,947
National Health Investors, Inc. REIT	238	17,940
EastGroup Properties, Inc. REIT[1]	202	17,853
Valley National Bancorp	1,551	17,402
GEO Group, Inc. REIT	735	17,346
First Financial Bankshares, Inc.[1]	381	17,164
Kemper Corp.	238	16,398
BancorpSouth Bank	511	16,071
American Equity Investment Life Holding Co.	520	15,980
Community Bank System, Inc.	295	15,856
Pebblebrook Hotel Trust REIT	414	15,388
QTS Realty Trust, Inc. — Class A REIT	277	15,002
STAG Industrial, Inc. REIT	548	14,977
PS Business Parks, Inc. REIT	119	14,886
WageWorks, Inc.*	239	14,818
Education Realty Trust, Inc. REIT	423	14,771
First Midwest Bancorp, Inc.	613	14,718
CVB Financial Corp.	622	14,654
Hope Bancorp, Inc.	779	14,217
Washington Real Estate Investment Trust REIT	456	14,191
Great Western Bancorp, Inc.	356	14,169
Old National Bancorp	807	14,082
RLI Corp.	231	14,012
Xenia Hotels & Resorts, Inc. REIT	646	13,947
Simmons First National Corp. — Class A	242	13,818
Urban Edge Properties REIT	538	13,714
Enstar Group Ltd.*	68	13,651
Acadia Realty Trust REIT	498	13,625
DiamondRock Hospitality Co. REIT	1,201	13,559
Rexford Industrial Realty, Inc. REIT	450	13,122
International Bancshares Corp.	329	13,061
Retail Opportunity Investments Corp. REIT	650	12,968
Trustmark Corp.	405	12,903
Lexington Realty Trust REIT	1,301	12,555
Potlatch Corp. REIT	243	12,126
Invesco Mortgage Capital, Inc. REIT	675	12,035
LegacyTexas Financial Group, Inc.	284	11,988
Mack-Cali Realty Corp. REIT	544	11,729
Bank of NT Butterfield & Son Ltd.	323	11,722
Blackhawk Network Holdings, Inc.*	328	11,693
Apollo Commercial Real Estate Finance, Inc. REIT	631	11,642
ServisFirst Bancshares, Inc.	278	11,537
United Community Banks, Inc.	406	11,425
Hilltop Holdings, Inc.	440	11,145
Independent Bank Corp.	159	11,106
Eagle Bancorp, Inc.*	189	10,943
Banner Corp.	198	10,914
Waddell & Reed Financial, Inc. — Class A	488	10,902
Horace Mann Educators Corp.	245	10,805
BofI Holding, Inc.*,1	360	10,764
HFF, Inc. — Class A	221	10,749
Argo Group International Holdings Ltd.	174	10,727
Financial Engines, Inc.	352	10,666
Kennedy-Wilson Holdings, Inc.	609	10,566
Artisan Partners Asset Management, Inc. — Class A	267	10,546
Government Properties Income Trust REIT	568	10,531
Ameris Bancorp	218	10,508
FCB Financial Holdings, Inc. — Class A*	206	10,465
TowneBank	340	10,455

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Financial - 7.0% (continued)
First Merchants Corp.	246	$10,347
Capitol Federal Financial, Inc.	771	10,339
WesBanco, Inc.	253	10,284
LTC Properties, Inc. REIT	236	10,278
Terreno Realty Corp. REIT	292	10,238
Provident Financial Services, Inc.	370	9,979
Renasant Corp.	243	9,936
First Financial Bancorp	370	9,749
Kite Realty Group Trust REIT	497	9,741
Chesapeake Lodging Trust REIT	355	9,617
Select Income REIT	380	9,549
Four Corners Property Trust, Inc. REIT	370	9,509
Northwest Bancshares, Inc.	568	9,503
Summit Hotel Properties, Inc. REIT	623	9,488
NBT Bancorp, Inc.	256	9,421
Pacific Premier Bancorp, Inc.*	235	9,400
Genworth Financial, Inc. — Class A*	3,018	9,386
Union Bankshares Corp.	259	9,368
American Assets Trust, Inc. REIT	242	9,254
Westamerica Bancorporation	153	9,111
Moelis & Co. — Class A	187	9,069
PRA Group, Inc.*	268	8,898
Berkshire Hills Bancorp, Inc.	240	8,784
WisdomTree Investments, Inc.	693	8,697
WSFS Financial Corp.	181	8,661
Employers Holdings, Inc.	191	8,480
Agree Realty Corp. REIT	164	8,436
Park National Corp.	80	8,320
First Commonwealth Financial Corp.	581	8,320
Global Net Lease, Inc. REIT	402	8,273
S&T Bancorp, Inc.	206	8,201
Washington Prime Group, Inc. REIT	1,120	7,974
Walker & Dunlop, Inc.*	167	7,933
Heartland Financial USA, Inc.	147	7,887
Quality Care Properties, Inc. REIT*	568	7,844
Alexander & Baldwin, Inc. REIT	281	7,795
Boston Private Financial Holdings, Inc.	501	7,740
LendingClub Corp.*	1,858	7,674
CareTrust REIT, Inc.	453	7,592
OM Asset Management plc	452	7,571
Piper Jaffray Cos.	86	7,418
National Storage Affiliates Trust REIT	266	7,251
Monmouth Real Estate Investment Corp. REIT	406	7,227
CenterState Bank Corp.	280	7,204
CYS Investments, Inc. REIT	894	7,179
Independent Bank Group, Inc.	106	7,166
Tompkins Financial Corp.	88	7,159
AMERISAFE, Inc.	115	7,084
Brookline Bancorp, Inc.	451	7,081
Safety Insurance Group, Inc.	88	7,075
Lakeland Financial Corp.	145	7,031
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	289	6,953
Ramco-Gershenson Properties Trust REIT	472	6,953
Kearny Financial Corp.	478	6,907
Beneficial Bancorp, Inc.	416	6,843
Redwood Trust, Inc. REIT	460	6,817
Infinity Property & Casualty Corp.	64	6,784
Franklin Street Properties Corp. REIT	628	6,745
State Bank Financial Corp.	225	6,714
Aircastle Ltd.	286	6,690
Third Point Reinsurance Ltd.*	452	6,622
Seacoast Banking Corporation of Florida*	256	6,454
Cannae Holdings, Inc.*	371	6,318
ARMOUR Residential REIT, Inc.	245	6,301
PennyMac Mortgage Investment Trust REIT	389	6,251
First Interstate BancSystem, Inc. — Class A	156	6,248
Nelnet, Inc. — Class A	114	6,245
City Holding Co.	91	6,140
First Busey Corp.	205	6,138
Seritage Growth Properties REIT	151	6,109
Houlihan Lokey, Inc.	134	6,088
Encore Capital Group, Inc.*	144	6,062
Cohen & Steers, Inc.	128	6,053
Navigators Group, Inc.	124	6,039
Ladder Capital Corp. — Class A REIT	441	6,011
Enterprise Financial Services Corp.	133	6,005
Meridian Bancorp, Inc.	288	5,933
Chatham Lodging Trust REIT	259	5,895
First BanCorp*,1	1,153	5,880
United Fire Group, Inc.	129	5,880
Tier REIT, Inc.	286	5,832
NMI Holdings, Inc. — Class A*	342	5,814
National General Holdings Corp.	295	5,794
Hanmi Financial Corp.	189	5,736
CBL & Associates Properties, Inc. REIT[1]	1,012	5,728
Universal Health Realty Income Trust REIT	76	5,708
First BanCorp Puerto Rico	160	5,650
Southside Bancshares, Inc.	166	5,591
Heritage Financial Corp.	177	5,452
Banc of California, Inc.[1]	261	5,390
MainSource Financial Group, Inc.	148	5,374
Stewart Information Services Corp.	127	5,372
United Financial Bancorp, Inc.	304	5,363
Central Pacific Financial Corp.	179	5,340
RE/MAX Holdings, Inc. — Class A	107	5,190
Lakeland Bancorp, Inc.	269	5,178

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Financial - 7.0% (continued)
BancFirst Corp.	101	$5,166
AmTrust Financial Services, Inc.[1]	512	5,156
Alexander's, Inc. REIT	13	5,146
Universal Insurance Holdings, Inc.	187	5,114
TrustCo Bank Corp. NY	555	5,106
MTGE Investment Corp. REIT	275	5,088
Getty Realty Corp. REIT	186	5,052
Meta Financial Group, Inc.	54	5,003
PJT Partners, Inc. — Class A	109	4,970
OceanFirst Financial Corp.	189	4,961
Capstead Mortgage Corp. REIT	573	4,956
Stock Yards Bancorp, Inc.	131	4,939
Independence Realty Trust, Inc. REIT	487	4,914
Pennsylvania Real Estate Investment Trust REIT	411	4,887
National Bank Holdings Corp. — Class A	149	4,832
St. Joe Co.*	266	4,801
1st Source Corp.	97	4,797
Washington Trust Bancorp, Inc.	90	4,793
Flagstar Bancorp, Inc.*	128	4,790
InfraREIT, Inc.	255	4,738
ConnectOne Bancorp, Inc.	181	4,661
TriCo Bancshares	123	4,657
National Western Life Group, Inc. — Class A	14	4,634
Virtus Investment Partners, Inc.	40	4,602
Flushing Financial Corp.	167	4,592
CoBiz Financial, Inc.	229	4,578
Preferred Bank/Los Angeles CA	77	4,526
German American Bancorp, Inc.	127	4,487
iStar, Inc. REIT*	395	4,463
Northfield Bancorp, Inc.	258	4,407
Customers Bancorp, Inc.*	169	4,392
NorthStar Realty Europe Corp. REIT	327	4,392
Univest Corporation of Pennsylvania	156	4,376
Ambac Financial Group, Inc.*	273	4,363
Community Trust Bancorp, Inc.	92	4,333
James River Group Holdings Ltd.	107	4,281
Cass Information Systems, Inc.	72	4,191
Armada Hoffler Properties, Inc. REIT	268	4,162
Federal Agricultural Mortgage Corp. — Class C	53	4,147
New York Mortgage Trust, Inc. REIT	669	4,128
Investors Real Estate Trust REIT	724	4,112
FBL Financial Group, Inc. — Class A	59	4,109
Saul Centers, Inc. REIT	66	4,076
Hersha Hospitality Trust REIT	233	4,054
Dime Community Bancshares, Inc.	190	3,980
Bridge Bancorp, Inc.	113	3,955
Trupanion, Inc.*	135	3,951
Sandy Spring Bancorp, Inc.	101	3,941
Diamond Hill Investment Group, Inc.	19	3,927
Kinsale Capital Group, Inc.	87	3,915
MBIA, Inc.*,1	534	3,909
First of Long Island Corp.	137	3,904
Oritani Financial Corp.	237	3,887
Camden National Corp.	92	3,876
INTL FCStone, Inc.*	91	3,870
Urstadt Biddle Properties, Inc. — Class A REIT	177	3,848
Investment Technology Group, Inc.	197	3,792
Guaranty Bancorp	136	3,760
Easterly Government Properties, Inc. REIT	176	3,756
New Senior Investment Group, Inc. REIT	493	3,727
HomeStreet, Inc.*	127	3,677
Greenlight Capital Re Ltd. — Class A*	181	3,638
Bryn Mawr Bank Corp.	82	3,624
Altisource Residential Corp. REIT	298	3,534
Peapack Gladstone Financial Corp.	100	3,502
Gladstone Commercial Corp. REIT	164	3,454
Mercantile Bank Corp.	97	3,431
Great Southern Bancorp, Inc.	65	3,357
Heritage Commerce Corp.	217	3,324
Triumph Bancorp, Inc.*	105	3,308
Opus Bank*	120	3,276
FB Financial Corp.*	78	3,275
Nationstar Mortgage Holdings, Inc.*	176	3,256
Westwood Holdings Group, Inc.	49	3,244
Peoples Bancorp, Inc.	99	3,229
Whitestone REIT — Class B	224	3,228
First Foundation, Inc.*	172	3,189
Preferred Apartment Communities, Inc. — Class A REIT	157	3,179
Live Oak Bancshares, Inc.	132	3,148
Horizon Bancorp	113	3,141
Marcus & Millichap, Inc.*	96	3,131
QCR Holdings, Inc.	73	3,128
First Defiance Financial Corp.	60	3,118
AG Mortgage Investment Trust, Inc. REIT	164	3,118
Ashford Hospitality Trust, Inc. REIT	462	3,109
TriState Capital Holdings, Inc.*	134	3,082
Midland States Bancorp, Inc.	93	3,021
Anworth Mortgage Asset Corp. REIT	555	3,019
Enova International, Inc.*	198	3,010
Hamilton Lane, Inc. — Class A	85	3,008
Bancorp, Inc.*	295	2,915
Nicolet Bankshares, Inc.*	53	2,901

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Financial - 7.0% (continued)
Community Healthcare Trust, Inc. REIT	103	$2,894
NexPoint Residential Trust, Inc. REIT	103	2,878
Blue Hills Bancorp, Inc.	143	2,874
First Community Bancshares, Inc.	100	2,873
First Financial Corp.	63	2,857
Greenhill & Company, Inc.	146	2,847
World Acceptance Corp.*	35	2,825
Fidelity Southern Corp.	129	2,812
Maiden Holdings Ltd.	421	2,779
State Auto Financial Corp.	95	2,766
Cedar Realty Trust, Inc. REIT	449	2,730
Independent Bank Corp.	122	2,727
Bank Mutual Corp.	255	2,716
CorEnergy Infrastructure Trust, Inc. REIT	71	2,712
Financial Institutions, Inc.	87	2,706
United Community Financial Corp.	294	2,684
Veritex Holdings, Inc.*	97	2,676
Carolina Financial Corp.	72	2,675
R1 RCM, Inc.*	602	2,655
Granite Point Mortgage Trust, Inc. REIT	149	2,643
Virtu Financial, Inc. — Class A1	144	2,635
UMH Properties, Inc. REIT	176	2,622
Waterstone Financial, Inc.	153	2,609
Green Bancorp, Inc.*	128	2,598
Allegiance Bancshares, Inc.*	69	2,598
HomeTrust Bancshares, Inc.*	100	2,575
National Commerce Corp.*	63	2,536
CatchMark Timber Trust, Inc. — Class A REIT	190	2,495
RMR Group, Inc. — Class A	42	2,491
Access National Corp.	89	2,478
Republic First Bancorp, Inc.*	292	2,467
People's Utah Bancorp	81	2,454
OFG Bancorp	260	2,444
Western Asset Mortgage Capital Corp. REIT	245	2,438
Bar Harbor Bankshares	90	2,431
Franklin Financial Network, Inc.*	71	2,421
Arrow Financial Corp.	71	2,410
West Bancorporation, Inc.	95	2,389
Old Second Bancorp, Inc.	174	2,375
Heritage Insurance Holdings, Inc.	130	2,343
CNB Financial Corp.	89	2,335
Orchid Island Capital, Inc. REIT	250	2,320
First Mid-Illinois Bancshares, Inc.	60	2,312
City Office REIT, Inc.	177	2,303
MidWestOne Financial Group, Inc.	67	2,247
Equity Bancshares, Inc. — Class A*	63	2,231
One Liberty Properties, Inc. REIT	86	2,229
First Connecticut Bancorp, Inc.	85	2,223
Farmers National Banc Corp.	150	2,212
Republic Bancorp, Inc. — Class A	58	2,205
Atlantic Capital Bancshares, Inc.*	125	2,200
Farmers & Merchants Bancorp Inc./Archbold OH	53	2,162
United Insurance Holdings Corp.	124	2,139
Cowen, Inc. — Class A*	156	2,129
PennyMac Financial Services, Inc. — Class A*	95	2,123
Global Indemnity Ltd.*	50	2,101
Ares Commercial Real Estate Corp. REIT	161	2,077
PCSB Financial Corp.*	109	2,076
Southern National Bancorp of Virginia, Inc.	129	2,068
Citizens, Inc.*,1	280	2,058
GAIN Capital Holdings, Inc.	205	2,050
Clifton Bancorp, Inc.	118	2,018
Redfin Corp.*,1	64	2,004
Ocwen Financial Corp.*	635	1,988
Cadence BanCorp*	73	1,980
PHH Corp.*	192	1,978
Enterprise Bancorp, Inc.	57	1,941
MedEquities Realty Trust, Inc. REIT	172	1,930
Ladenburg Thalmann Financial Services, Inc.	608	1,921
Peoples Financial Services Corp.	41	1,910
Bank of Marin Bancorp	28	1,904
American National Bankshares, Inc.	49	1,877
National Bankshares, Inc.	41	1,863
Altisource Portfolio Solutions S.A.*	66	1,848
Western New England Bancorp, Inc.	166	1,809
Health Insurance Innovations, Inc. — Class A*	71	1,771
FRP Holdings, Inc.*	39	1,726
Dynex Capital, Inc. REIT	245	1,717
Summit Financial Group, Inc.	65	1,711
Citizens & Northern Corp.	71	1,704
On Deck Capital, Inc.*	296	1,699
Resource Capital Corp. REIT	181	1,696
Farmers Capital Bank Corp.	44	1,694
Sierra Bancorp	63	1,673
First Bancorp, Inc.	61	1,661
Farmland Partners, Inc. REIT	191	1,658
Hingham Institution for Savings	8	1,656
eHealth, Inc.*	93	1,615
Southern First Bancshares, Inc.*	39	1,609
Sutherland Asset Management Corp. REIT	106	1,606
Regional Management Corp.*	61	1,605
Investors Title Co.	8	1,587
Oppenheimer Holdings, Inc. — Class A	59	1,581
Macatawa Bank Corp.	156	1,560

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Financial - 7.0% (continued)
Sun Bancorp, Inc.	64	$1,555
Ashford Hospitality Prime, Inc. REIT	159	1,547
Southern Missouri Bancorp, Inc.	41	1,541
EMC Insurance Group, Inc.	53	1,521
Capital City Bank Group, Inc.	66	1,514
Home Bancorp, Inc.	35	1,513
Old Line Bancshares, Inc.	51	1,501
HarborOne Bancorp, Inc.*	78	1,494
Jernigan Capital, Inc. REIT[1]	77	1,464
BSB Bancorp, Inc.*	50	1,462
Consolidated-Tomoka Land Co.	23	1,460
Ames National Corp.	51	1,420
Territorial Bancorp, Inc.	46	1,420
Century Bancorp, Inc. — Class A	18	1,408
HCI Group, Inc.	47	1,405
Codorus Valley Bancorp, Inc.	51	1,404
Bluerock Residential Growth REIT, Inc.	138	1,395
Northrim BanCorp, Inc.	41	1,388
MutualFirst Financial, Inc.	36	1,388
Forestar Group, Inc.*	63	1,386
Safeguard Scientifics, Inc.*	122	1,366
Baldwin & Lyons, Inc. — Class B	56	1,341
Paragon Commercial Corp.*	25	1,330
Civista Bancshares, Inc.	60	1,320
BankFinancial Corp.	86	1,319
Penns Woods Bancorp, Inc.	28	1,304
Great Ajax Corp. REIT	94	1,299
Charter Financial Corp.	74	1,298
Atlas Financial Holdings, Inc.*	63	1,295
KKR Real Estate Finance Trust, Inc.	64	1,281
Bear State Financial, Inc.	125	1,279
TPG RE Finance Trust, Inc. REIT	67	1,276
Cherry Hill Mortgage Investment Corp. REIT	70	1,259
Shore Bancshares, Inc.	75	1,253
Bankwell Financial Group, Inc.	36	1,236
Union Bankshares, Inc.	23	1,218
Central Valley Community Bancorp	59	1,191
Marlin Business Services Corp.	53	1,187
Investar Holding Corp.	49	1,181
Federated National Holding Co.	71	1,176
Evans Bancorp, Inc.	28	1,173
FNB Bancorp	32	1,168
Howard Bancorp, Inc.*	53	1,166
C&F Financial Corp.	20	1,160
Orrstown Financial Services, Inc.	45	1,136
MBT Financial Corp.	107	1,134
Arlington Asset Investment Corp. — Class A	96	1,131
First Bancshares, Inc.	33	1,129
Premier Financial Bancorp, Inc.	56	1,124
Norwood Financial Corp.	34	1,122
Riverview Bancorp, Inc.	128	1,110
MidSouth Bancorp, Inc.	83	1,100
Safety Income and Growth, Inc. REIT	62	1,091
First Business Financial Services, Inc.	49	1,084
LCNB Corp.	53	1,084
Capstar Financial Holdings, Inc.*	52	1,080
Pzena Investment Management, Inc. — Class A	101	1,078
Reliant Bancorp, Inc.	42	1,077
Bank of Commerce Holdings	93	1,069
Community Bankers Trust Corp.*	129	1,051
Xenith Bankshares, Inc.*	31	1,049
Stratus Properties, Inc.	35	1,040
NI Holdings, Inc.*	61	1,036
Entegra Financial Corp.*	35	1,024
Malvern Bancorp, Inc.*	39	1,022
Northeast Bancorp	44	1,019
Kingstone Companies, Inc.	54	1,015
Ohio Valley Banc Corp.	25	1,010
Independence Holding Co.	36	988
WMIH Corp.*	1,162	987
SI Financial Group, Inc.	67	985
Timberland Bancorp, Inc.	37	982
First Northwest Bancorp*	59	962
Owens Realty Mortgage, Inc. REIT	59	945
SmartFinancial, Inc.*	43	933
Associated Capital Group, Inc. — Class A	27	921
Community Financial Corp.	24	919
Byline Bancorp, Inc.*	40	919
Donegal Group, Inc. — Class A	53	917
Chemung Financial Corp.	19	914
Unity Bancorp, Inc.	46	909
Tiptree, Inc. — Class A	150	893
Global Medical REIT, Inc.	108	886
Prudential Bancorp, Inc.	49	862
United Security Bancshares	78	858
Clipper Realty, Inc. REIT	84	839
Hallmark Financial Services, Inc.*	80	834
County Bancorp, Inc.	28	833
ESSA Bancorp, Inc.	53	830
Peoples Bancorp of North Carolina, Inc.	27	829
Pacific Mercantile Bancorp*	93	814
GAMCO Investors, Inc. — Class A	27	801
ACNB Corp.	27	798
Two River Bancorp	43	780
First Financial Northwest, Inc.	50	775
Middlefield Banc Corp.	16	771
Trinity Place Holdings, Inc.*	109	758
First Internet Bancorp	19	725
Parke Bancorp, Inc.	35	719
Crawford & Co. — Class B	72	693
Maui Land & Pineapple Company, Inc.*	40	692
Silvercrest Asset Management Group, Inc. — Class A	43	690
Provident Bancorp, Inc.*	26	688
Old Point Financial Corp.	22	655

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Financial - 7.0% (continued)
Ellington Residential Mortgage REIT	54	$650
DNB Financial Corp.	19	640
Provident Financial Holdings, Inc.	34	626
RBB Bancorp	22	602
Impac Mortgage Holdings, Inc.*	58	589
Greene County Bancorp, Inc.	18	587
First Guaranty Bancshares, Inc.	23	575
Elevate Credit, Inc.*	59	444
Blue Capital Reinsurance Holdings Ltd.	35	422
WashingtonFirst Bankshares, Inc.	12	411
BCB Bancorp, Inc.	28	406
Guaranty Bancshares, Inc.	12	368
Transcontinental Realty Investors, Inc.*	10	313
Sunshine Bancorp, Inc.*	10	229
Medley Management, Inc. — Class A	32	208
RAIT Financial Trust REIT	551	207
Oconee Federal Financial Corp.	7	201
California First National Bancorp	12	181
Griffin Industrial Realty, Inc.	3	110
Fifth Street Asset Management, Inc.	42	56
First Horizon National Corp.	1	13
Total Financial		3,029,344
Consumer, Non-cyclical - 6.2%
Nektar Therapeutics*	890	53,151
Bluebird Bio, Inc.*	289	51,471
Sage Therapeutics, Inc.*	227	37,389
Exact Sciences Corp.*	706	37,093
Catalent, Inc.*	788	32,371
HealthSouth Corp.	591	29,201
PRA Health Sciences, Inc.*	296	26,957
Snyder's-Lance, Inc.	517	25,891
Grand Canyon Education, Inc.*	282	25,247
Insulet Corp.*	349	24,081
LivaNova plc*	291	23,257
Chemed Corp.	94	22,844
Masimo Corp.*	269	22,811
Healthcare Services Group, Inc.	428	22,564
Cantel Medical Corp.	218	22,426
Deluxe Corp.	291	22,360
Brink's Co.	275	21,643
Molina Healthcare, Inc.*	264	20,244
ICU Medical, Inc.*	90	19,440
On Assignment, Inc.*	300	19,281
FibroGen, Inc.*	405	19,197
Avis Budget Group, Inc.*	435	19,088
Sarepta Therapeutics, Inc.*	342	19,029
Blueprint Medicines Corp.*	248	18,702
Neogen Corp.*	223	18,333
Integra LifeSciences Holdings Corp.*	382	18,283
Haemonetics Corp.*	314	18,237
Cimpress N.V.*	150	17,982
Clovis Oncology, Inc.*	264	17,952
Darling Ingredients, Inc.*	986	17,876
NuVasive, Inc.*	305	17,839
Performance Food Group Co.*	527	17,444
Globus Medical, Inc. — Class A*	424	17,426
Puma Biotechnology, Inc.*	172	17,002
Ligand Pharmaceuticals, Inc. — Class B*	123	16,842
Sanderson Farms, Inc.	121	16,792
Penumbra, Inc.*	176	16,562
Green Dot Corp. — Class A*	273	16,451
Avexis, Inc.*	148	16,379
Helen of Troy Ltd.*	164	15,801
Portola Pharmaceuticals, Inc.*	320	15,578
Adtalem Global Education, Inc.*	362	15,222
Aaron's, Inc.	381	15,183
United Natural Foods, Inc.*	305	15,027
Array BioPharma, Inc.*	1,155	14,784
Lancaster Colony Corp.	113	14,601
Halozyme Therapeutics, Inc.*	716	14,506
Horizon Pharma plc*	980	14,308
Incorporated Research Holdings, Inc. — Class A*	328	14,301
Amicus Therapeutics, Inc.*	993	14,289
Prestige Brands Holdings, Inc.*	320	14,211
HealthEquity, Inc.*	299	13,951
Wright Medical Group N.V.*	628	13,942
AMN Healthcare Services, Inc.*	283	13,938
B&G Foods, Inc.[1]	395	13,884
Magellan Health, Inc.*	143	13,807
J&J Snack Foods Corp.	90	13,665
Insmed, Inc.*	431	13,439
Vector Group Ltd.	589	13,182
Myriad Genetics, Inc.*	383	13,154
Halyard Health, Inc.*	281	12,977
LendingTree, Inc.*	38	12,937
ABM Industries, Inc.	336	12,674
Merit Medical Systems, Inc.*	292	12,614
Insperity, Inc.	218	12,502
Korn/Ferry International	299	12,373
Inogen, Inc.*	102	12,146
Ironwood Pharmaceuticals, Inc. — Class A*	808	12,112
Sotheby's*	229	11,816
Aerie Pharmaceuticals, Inc.*	197	11,771
Loxo Oncology, Inc.*	137	11,533
Nevro Corp.*	166	11,461
Select Medical Holdings Corp.*	645	11,384
Medicines Co.*	414	11,319
Teladoc, Inc.*,1	323	11,257
Supernus Pharmaceuticals, Inc.*	281	11,198
Ultragenyx Pharmaceutical, Inc.*	238	11,038
TriNet Group, Inc.*	248	10,996
Monro, Inc.	190	10,821
Pacira Pharmaceuticals, Inc.*	236	10,773
Matthews International Corp. — Class A	188	9,926
Immunomedics, Inc.*,1	614	9,922
Corcept Therapeutics, Inc.*	547	9,879
WD-40 Co.	83	9,794

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Consumer, Non-cyclical - 6.2% (continued)
FTI Consulting, Inc.*	227	$9,752
Travelport Worldwide Ltd.	745	9,737
Spectrum Pharmaceuticals, Inc.*	505	9,570
Boston Beer Company, Inc. — Class A*	50	9,555
NxStage Medical, Inc.*	390	9,450
Bob Evans Farms, Inc.	119	9,380
NutriSystem, Inc.	178	9,363
Cambrex Corp.*	195	9,360
Emergent BioSolutions, Inc.*	201	9,340
Fresh Del Monte Produce, Inc.	195	9,296
Acceleron Pharma, Inc.*	218	9,252
Ignyta, Inc.*	341	9,105
Herc Holdings, Inc.*	145	9,078
Varex Imaging Corp.*	226	9,078
Amedisys, Inc.*	171	9,013
AnaptysBio, Inc.*	88	8,863
Global Blood Therapeutics, Inc.*	222	8,736
Prothena Corporation plc*,1	230	8,623
HMS Holdings Corp.*	504	8,543
Integer Holdings Corp.*	186	8,426
CONMED Corp.	165	8,410
Sangamo Therapeutics, Inc.*	498	8,167
Repligen Corp.*	225	8,163
Calavo Growers, Inc.[1]	96	8,102
Arena Pharmaceuticals, Inc.*	236	8,017
Tivity Health, Inc.*	219	8,004
Central Garden & Pet Co. — Class A*	212	7,995
Aimmune Therapeutics, Inc.*	211	7,980
Spark Therapeutics, Inc.*,1	154	7,919
MiMedx Group, Inc.*,1	622	7,843
Universal Corp.	149	7,823
ACCO Brands Corp.*	632	7,710
Cal-Maine Foods, Inc.*	173	7,690
Weight Watchers International, Inc.*	168	7,439
Tenet Healthcare Corp.*,1	488	7,398
Impax Laboratories, Inc.*	441	7,343
Zogenix, Inc.*	183	7,329
Hertz Global Holdings, Inc.*,1	329	7,271
Paylocity Holding Corp.*	154	7,263
Hostess Brands, Inc.*	481	7,124
Quidel Corp.*	163	7,066
Novocure Ltd.*	347	7,009
Theravance Biopharma, Inc.*	251	7,000
Natus Medical, Inc.*	183	6,991
National Beverage Corp.	71	6,918
Owens & Minor, Inc.	365	6,891
Radius Health, Inc.*	216	6,862
Dynavax Technologies Corp.*	365	6,826
TrueBlue, Inc.*	245	6,738
Esperion Therapeutics, Inc.*	102	6,716
Viad Corp.	121	6,703
McGrath RentCorp	141	6,624
Abaxis, Inc.	132	6,537
Ensign Group, Inc.	289	6,416
OraSure Technologies, Inc.*	340	6,412
Innoviva, Inc.*	450	6,386
Dermira, Inc.*	229	6,369
Dean Foods Co.	546	6,312
Analogic Corp.	75	6,281
Editas Medicine, Inc.*	201	6,177
Coca-Cola Bottling Company Consolidated	28	6,027
MGP Ingredients, Inc.	78	5,997
Momenta Pharmaceuticals, Inc.*	427	5,957
Foundation Medicine, Inc.*	87	5,933
SpartanNash Co.	220	5,870
LHC Group, Inc.*	95	5,819
Strayer Education, Inc.	64	5,733
Diplomat Pharmacy, Inc.*	284	5,700
ICF International, Inc.*	108	5,670
Orthofix International N.V.*	103	5,634
Acorda Therapeutics, Inc.*	260	5,577
REGENXBIO, Inc.*	165	5,486
Enanta Pharmaceuticals, Inc.*	93	5,457
Capella Education Co.	69	5,341
Huron Consulting Group, Inc.*	132	5,339
Navigant Consulting, Inc.*	275	5,338
US Physical Therapy, Inc.	73	5,271
TherapeuticsMD, Inc.*,1	858	5,182
Cardtronics plc — Class A*	274	5,074
Omeros Corp.*	260	5,052
Andersons, Inc.	162	5,046
Atrion Corp.	8	5,045
USANA Health Sciences, Inc.*	68	5,035
Xencor, Inc.*	229	5,020
Kelly Services, Inc. — Class A	183	4,990
Intersect ENT, Inc.*	154	4,990
SUPERVALU, Inc.*	230	4,968
EVERTEC, Inc.	363	4,955
Heron Therapeutics, Inc.*	273	4,941
Career Education Corp.*	406	4,904
Kindred Healthcare, Inc.*	500	4,850
Luminex Corp.	245	4,826
Retrophin, Inc.*	229	4,825
Flexion Therapeutics, Inc.*	191	4,783
Revance Therapeutics, Inc.*	133	4,755
CBIZ, Inc.*	307	4,743
MyoKardia, Inc.*	112	4,715
AxoGen, Inc.*	164	4,641
Anika Therapeutics, Inc.*	86	4,636
Alarm.com Holdings, Inc.*	122	4,606
Inter Parfums, Inc.	104	4,519
iRhythm Technologies, Inc.*	80	4,484
Medifast, Inc.	64	4,468
K2M Group Holdings, Inc.*	247	4,446
Glaukos Corp.*,1	172	4,412
Alder Biopharmaceuticals, Inc.*	381	4,362
Cardiovascular Systems, Inc.*	180	4,264
Almost Family, Inc.*	77	4,262
Quad/Graphics, Inc.	188	4,249
Amphastar Pharmaceuticals, Inc.*	218	4,194
Accelerate Diagnostics, Inc.*	156	4,087
National Healthcare Corp.	67	4,083
Genomic Health, Inc.*	119	4,070
Providence Service Corp.*	68	4,035
Vanda Pharmaceuticals, Inc.*	264	4,013

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Consumer, Non-cyclical - 6.2% (continued)
BioTelemetry, Inc.*	134	$4,007
Akebia Therapeutics, Inc.*	269	4,000
Lannett Company, Inc.*,1	170	3,944
RR Donnelley & Sons Co.	421	3,915
SP Plus Corp.*	104	3,858
MacroGenics, Inc.*	203	3,857
STAAR Surgical Co.*	245	3,798
Lantheus Holdings, Inc.*	183	3,742
Tootsie Roll Industries, Inc.	102	3,713
CryoLife, Inc.*	193	3,696
CytomX Therapeutics, Inc.*	174	3,673
AngioDynamics, Inc.*	219	3,642
Phibro Animal Health Corp. — Class A	108	3,618
RPX Corp.	269	3,615
Cutera, Inc.*	79	3,583
Five Prime Therapeutics, Inc.*	163	3,573
Intra-Cellular Therapies, Inc.*	246	3,562
Kforce, Inc.	141	3,560
Laureate Education, Inc. — Class A*	260	3,526
AtriCure, Inc.*	193	3,520
Textainer Group Holdings Ltd.*	163	3,505
Meridian Bioscience, Inc.	250	3,500
Triple-S Management Corp. — Class B*	137	3,404
La Jolla Pharmaceutical Co.*	105	3,379
PTC Therapeutics, Inc.*	196	3,269
ZIOPHARM Oncology, Inc.*	789	3,266
John B Sanfilippo & Son, Inc.	51	3,226
Aclaris Therapeutics, Inc.*	130	3,206
Exactech, Inc.*	64	3,165
Invacare Corp.	186	3,134
Ennis, Inc.	150	3,113
ANI Pharmaceuticals, Inc.*	48	3,094
Heska Corp.*	38	3,048
CorVel Corp.*	56	2,962
NeoGenomics, Inc.*	334	2,959
LSC Communications, Inc.	195	2,954
Adamas Pharmaceuticals, Inc.*	87	2,948
Ingles Markets, Inc. — Class A	85	2,941
Assembly Biosciences, Inc.*	64	2,896
LeMaitre Vascular, Inc.	90	2,866
Rent-A-Center, Inc.[1]	257	2,853
Everi Holdings, Inc.*	377	2,843
AMAG Pharmaceuticals, Inc.*	211	2,796
Concert Pharmaceuticals, Inc.*	108	2,794
e.l.f. Beauty, Inc.*,1	124	2,766
Depomed, Inc.*	342	2,753
Cross Country Healthcare, Inc.*	213	2,718
Barrett Business Services, Inc.	42	2,709
Heidrick & Struggles International, Inc.	110	2,701
Resources Connection, Inc.	172	2,657
Forrester Research, Inc.	60	2,652
Endologix, Inc.*	494	2,643
CAI International, Inc.*	93	2,634
Team, Inc.*,1	176	2,622
K12, Inc.*	164	2,608
Atara Biotherapeutics, Inc.*	144	2,606
Sucampo Pharmaceuticals, Inc. — Class A*	145	2,603
Synergy Pharmaceuticals, Inc.*,1	1,162	2,591
Eagle Pharmaceuticals, Inc.*	48	2,564
Paratek Pharmaceuticals, Inc.*	143	2,560
Lexicon Pharmaceuticals, Inc.*,1	259	2,559
Audentes Therapeutics, Inc.*	81	2,531
Progenics Pharmaceuticals, Inc.*	425	2,529
PDL BioPharma, Inc.*	915	2,507
Keryx Biopharmaceuticals, Inc.*,1	538	2,502
WaVe Life Sciences Ltd.*	71	2,492
Central Garden & Pet Co.*	63	2,452
Community Health Systems, Inc.*	571	2,432
Chefs' Warehouse, Inc.*	118	2,419
Amplify Snack Brands, Inc.*	199	2,390
American Public Education, Inc.*,1	95	2,380
Weis Markets, Inc.	57	2,359
MoneyGram International, Inc.*	175	2,307
Invitae Corp.*	254	2,306
Madrigal Pharmaceuticals, Inc.*	25	2,295
Carriage Services, Inc. — Class A	89	2,288
B. Riley Financial, Inc.	125	2,263
ImmunoGen, Inc.*	352	2,256
RadNet, Inc.*	222	2,242
Hackett Group, Inc.	141	2,215
Achaogen, Inc.*	205	2,202
TG Therapeutics, Inc.*	268	2,198
Epizyme, Inc.*	173	2,171
Surmodics, Inc.*	77	2,156
National Research Corp. — Class A	57	2,126
Stemline Therapeutics, Inc.*	136	2,122
CRA International, Inc.	47	2,113
Collegium Pharmaceutical, Inc.*	114	2,104
Accuray, Inc.*,1	489	2,103
Rigel Pharmaceuticals, Inc.*	536	2,080
Cytokinetics, Inc.*	249	2,029
BioScrip, Inc.*,1	697	2,028
Coherus Biosciences, Inc.*	230	2,024
Achillion Pharmaceuticals, Inc.*	702	2,022
Inovio Pharmaceuticals, Inc.*	489	2,020
Enzo Biochem, Inc.*	247	2,013
Vectrus, Inc.*	65	2,005
Capital Senior Living Corp.*	147	1,983
Cara Therapeutics, Inc.*,1	160	1,958
Karyopharm Therapeutics, Inc.*	203	1,949
Primo Water Corp.*	152	1,911
Tetraphase Pharmaceuticals, Inc.*	302	1,903
Reata Pharmaceuticals, Inc. — Class A*	66	1,869
Aduro Biotech, Inc.*	249	1,868
Iovance Biotherapeutics, Inc.*	232	1,856
Great Lakes Dredge & Dock Corp.*	341	1,841
Celldex Therapeutics, Inc.*	632	1,795
Entellus Medical, Inc.*,1	73	1,780

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Consumer, Non-cyclical - 6.2% (continued)
Cerus Corp.*	526	$1,778
Cadiz, Inc.*	123	1,753
Novavax, Inc.*	1,403	1,740
Antares Pharma, Inc.*	862	1,715
Abeona Therapeutics, Inc.*	108	1,712
ViewRay, Inc.*	184	1,704
Biohaven Pharmaceutical Holding Company Ltd.*	63	1,700
Natera, Inc.*	188	1,690
Catalyst Pharmaceuticals, Inc.*	429	1,677
Rockwell Medical, Inc.*	288	1,676
Farmer Brothers Co.*	52	1,672
Pacific Biosciences of California, Inc.*	622	1,642
Civitas Solutions, Inc.*	96	1,642
Limoneira Co.	73	1,635
Utah Medical Products, Inc.	20	1,628
Kura Oncology, Inc.*	106	1,622
Corbus Pharmaceuticals Holdings, Inc.*,1	227	1,612
Geron Corp.*	892	1,606
Addus HomeCare Corp.*	45	1,566
Oxford Immunotec Global plc*	112	1,565
Akcea Therapeutics, Inc.*	90	1,562
Revlon, Inc. — Class A*	71	1,548
Calithera Biosciences, Inc.*	184	1,536
CSS Industries, Inc.	54	1,503
BioCryst Pharmaceuticals, Inc.*	304	1,493
Medpace Holdings, Inc.*	41	1,487
Pieris Pharmaceuticals, Inc.*	196	1,480
BioSpecifics Technologies Corp.*	34	1,473
Craft Brew Alliance, Inc.*	76	1,459
Agenus, Inc.*	444	1,447
Emerald Expositions Events, Inc.	71	1,444
Kindred Biosciences, Inc.*	151	1,427
Care.com, Inc.*	79	1,425
Fate Therapeutics, Inc.*	229	1,399
Corium International, Inc.*	145	1,393
ServiceSource International, Inc.*	450	1,391
Neos Therapeutics, Inc.*	135	1,377
Bellicum Pharmaceuticals, Inc.*	163	1,371
Surgery Partners, Inc.*	113	1,367
RTI Surgical, Inc.*	328	1,345
Ardelyx, Inc.*	200	1,320
Pulse Biosciences, Inc.*	55	1,298
Chimerix, Inc.*	280	1,296
Seneca Foods Corp. — Class A*	42	1,291
Collectors Universe, Inc.	45	1,289
GenMark Diagnostics, Inc.*	306	1,276
MediciNova, Inc.*	195	1,262
Aratana Therapeutics, Inc.*	239	1,257
Seres Therapeutics, Inc.*	123	1,247
Franklin Covey Co.*	58	1,204
Acacia Research Corp.*	297	1,203
Sientra, Inc.*	85	1,195
Intellia Therapeutics, Inc.*	61	1,172
Smart & Final Stores, Inc.*	137	1,171
Insys Therapeutics, Inc.*,1	118	1,135
SEACOR Marine Holdings, Inc.*	97	1,135
Edge Therapeutics, Inc.*	119	1,115
Athersys, Inc.*	613	1,110
Jounce Therapeutics, Inc.*,1	87	1,109
Village Super Market, Inc. — Class A	48	1,101
Tejon Ranch Co.*	53	1,100
Calyxt, Inc.*	49	1,079
Willdan Group, Inc.*	45	1,077
Voyager Therapeutics, Inc.*	64	1,062
Axovant Sciences Ltd.*	195	1,028
American Renal Associates Holdings, Inc.*	58	1,009
Minerva Neurosciences, Inc.*	159	962
Otonomy, Inc.*	169	938
G1 Therapeutics, Inc.*	47	932
Bridgepoint Education, Inc.*,1	112	930
Veracyte, Inc.*	142	927
NanoString Technologies, Inc.*	124	926
Melinta Therapeutics, Inc.*	58	916
Teligent, Inc.*	247	897
Dova Pharmaceuticals, Inc.*,1	31	893
FONAR Corp.*	36	877
ChemoCentryx, Inc.*	147	875
Clearside Biomedical, Inc.*	124	868
Zynerba Pharmaceuticals, Inc.*	68	851
Selecta Biosciences, Inc.*	83	814
Kala Pharmaceuticals, Inc.*	44	814
Information Services Group, Inc.*	195	813
Organovo Holdings, Inc.*	601	805
NantKwest, Inc.*	177	795
Quotient Ltd.*	160	792
Fortress Biotech, Inc.*	198	790
Merrimack Pharmaceuticals, Inc.	77	789
Protagonist Therapeutics, Inc.*	37	770
Strongbridge Biopharma plc*	106	769
Recro Pharma, Inc.*	82	759
Ascent Capital Group, Inc. — Class A*	66	758
Tactile Systems Technology, Inc.*	26	753
Miragen Therapeutics, Inc.*	72	751
BioTime, Inc.*	349	750
Cascadian Therapeutics, Inc.*	201	744
Nature's Sunshine Products, Inc.	64	739
Syros Pharmaceuticals, Inc.*	75	730
Durect Corp.*	773	713
Anavex Life Sciences Corp.*	217	699
Conatus Pharmaceuticals, Inc.*	150	693
Idera Pharmaceuticals, Inc.*	322	679
BG Staffing, Inc.	42	669
Natural Health Trends Corp.[1]	44	668
Athenex, Inc.*	41	652
Turning Point Brands, Inc.	30	634
AAC Holdings, Inc.*	69	621
Advaxis, Inc.*	216	613
ARC Document Solutions, Inc.*	240	612
Ra Pharmaceuticals, Inc.*	71	604
Ocular Therapeutix, Inc.*	135	601

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Consumer, Non-cyclical - 6.2% (continued)
Nymox Pharmaceutical Corp.*	173	$571
Alico, Inc.	19	560
ConforMIS, Inc.*	232	552
Sienna Biopharmaceuticals, Inc.*	30	545
Trevena, Inc.*	337	539
Corvus Pharmaceuticals, Inc.*	51	528
NewLink Genetics Corp.*	64	519
Natural Grocers by Vitamin Cottage, Inc.*	54	482
Cambium Learning Group, Inc.*	83	471
Syndax Pharmaceuticals, Inc.*	53	464
Mersana Therapeutics, Inc.*	28	460
XBiotech, Inc.*	116	457
Liberty Tax, Inc.	41	451
Viveve Medical, Inc.*	90	447
Versartis, Inc.*	196	431
Pendrell Corp.	1	384
Curis, Inc.*	542	379
Obalon Therapeutics, Inc.*	50	330
Asterias Biotherapeutics, Inc.*	138	311
Ovid therapeutics, Inc.*	30	296
Novelion Therapeutics, Inc.*	91	284
vTv Therapeutics, Inc. — Class A*	43	258
Aileron Therapeutics, Inc.*	23	242
VBI Vaccines, Inc.*	54	231
Matinas BioPharma Holdings, Inc.*	195	226
Lifeway Foods, Inc.*	28	224
Tocagen, Inc.*	21	215
Genocea Biosciences, Inc.*	172	200
Immune Design Corp.*	41	160
Genesis Healthcare, Inc.*	144	110
Oncocyte Corp.*	23	107
CPI Card Group, Inc.*	25	90
Total Consumer, Non-cyclical		2,650,932
Industrial - 4.3%
Knight-Swift Transportation Holdings, Inc.	754	32,965
Curtiss-Wright Corp.	265	32,290
EMCOR Group, Inc.	354	28,940
Littelfuse, Inc.	135	26,706
Woodward, Inc.	320	24,493
SYNNEX Corp.	174	23,655
Kennametal, Inc.	482	23,334
Louisiana-Pacific Corp.*	874	22,951
Cree, Inc.*	587	21,801
KLX, Inc.*	311	21,226
John Bean Technologies Corp.	189	20,941
Tech Data Corp.*	211	20,672
Summit Materials, Inc. — Class A*	642	20,184
Dycom Industries, Inc.*	181	20,169
MasTec, Inc.*	400	19,580
Belden, Inc.	253	19,524
Trinseo S.A.	267	19,384
Trex Company, Inc.*	177	19,185
Barnes Group, Inc.	302	19,108
EnerSys	262	18,243
Generac Holdings, Inc.*	366	18,124
RBC Bearings, Inc.*	139	17,570
Rogers Corp.*	108	17,487
Golar LNG Ltd.	577	17,200
II-VI, Inc.*	364	17,090
Hillenbrand, Inc.	380	16,986
KBR, Inc.	845	16,756
Moog, Inc. — Class A*	191	16,588
Vishay Intertechnology, Inc.	796	16,517
Rexnord Corp.*	625	16,263
Tetra Tech, Inc.	336	16,178
TopBuild Corp.*	213	16,133
Advanced Energy Industries, Inc.*	238	16,060
Applied Industrial Technologies, Inc.	230	15,663
MSA Safety, Inc.	200	15,504
JELD-WEN Holding, Inc.*	393	15,472
Proto Labs, Inc.*	149	15,347
Granite Construction, Inc.	238	15,096
GATX Corp.	230	14,297
Simpson Manufacturing Company, Inc.	248	14,238
Sanmina Corp.*	430	14,190
Itron, Inc.*	205	13,981
Builders FirstSource, Inc.*	641	13,967
Universal Forest Products, Inc.	360	13,543
Aerojet Rocketdyne Holdings, Inc.*	415	12,948
Franklin Electric Company, Inc.	278	12,760
Watts Water Technologies, Inc. — Class A	167	12,684
Masonite International Corp.*	170	12,606
Plexus Corp.*	202	12,266
Mueller Industries, Inc.	342	12,117
Covanta Holding Corp.	704	11,898
EnPro Industries, Inc.	127	11,876
KapStone Paper and Packaging Corp.	522	11,844
SPX FLOW, Inc.*	249	11,840
Worthington Industries, Inc.	267	11,764
Esterline Technologies Corp.*	157	11,728
Mueller Water Products, Inc. — Class A	925	11,590
American Woodmark Corp.*	85	11,071
Werner Enterprises, Inc.	286	11,054
Exponent, Inc.	154	10,949
Saia, Inc.*	152	10,754
Brady Corp. — Class A	279	10,574
Albany International Corp. — Class A	172	10,569
Forward Air Corp.	178	10,224
Patrick Industries, Inc.*	146	10,140
Kaman Corp.	166	9,768
Chicago Bridge & Iron Company N.V.	605	9,765
Comfort Systems USA, Inc.	221	9,647
Novanta, Inc.*	192	9,600
Hub Group, Inc. — Class A*	196	9,388
Greif, Inc. — Class A	153	9,269
Boise Cascade Co.	232	9,257
ESCO Technologies, Inc.	153	9,218

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Industrial - 4.3% (continued)
Sun Hydraulics Corp.	142	$9,186
AAON, Inc.	249	9,138
Actuant Corp. — Class A	358	9,057
Harsco Corp.*	483	9,008
Cubic Corp.	152	8,960
General Cable Corp.	296	8,762
Greenbrier Companies, Inc.[1]	164	8,741
Benchmark Electronics, Inc.*	300	8,730
TTM Technologies, Inc.*	555	8,697
Altra Industrial Motion Corp.	172	8,669
Chart Industries, Inc.*	184	8,622
Methode Electronics, Inc.	215	8,622
Axon Enterprise, Inc.*	313	8,294
Atlas Air Worldwide Holdings, Inc.*	140	8,211
Air Transport Services Group, Inc.*	353	8,168
Badger Meter, Inc.	169	8,078
SPX Corp.*	256	8,036
AZZ, Inc.	156	7,972
Triumph Group, Inc.	293	7,970
Apogee Enterprises, Inc.	170	7,774
Knowles Corp.*	529	7,755
Standex International Corp.	76	7,741
Tennant Co.	106	7,701
AAR Corp.	193	7,583
Matson, Inc.	253	7,550
Manitowoc Company, Inc.*	191	7,514
Astec Industries, Inc.	128	7,488
Raven Industries, Inc.	217	7,454
TriMas Corp.*	273	7,303
US Concrete, Inc.*	87	7,278
Federal Signal Corp.	354	7,112
Aerovironment, Inc.*	126	7,076
Schneider National, Inc. — Class B	242	6,912
OSI Systems, Inc.*	104	6,696
US Ecology, Inc.	131	6,681
Heartland Express, Inc.	284	6,629
Kadant, Inc.	65	6,526
Primoris Services Corp.	237	6,444
Alamo Group, Inc.	57	6,434
Continental Building Products, Inc.*	228	6,418
Briggs & Stratton Corp.	251	6,368
Gibraltar Industries, Inc.*	191	6,303
Advanced Disposal Services, Inc.*	262	6,272
Fabrinet*	218	6,257
Milacron Holdings Corp.*	326	6,240
Multi-Color Corp.	82	6,138
Encore Wire Corp.	122	5,935
Tutor Perini Corp.*	225	5,704
Sturm Ruger & Company, Inc.	102	5,697
ArcBest Corp.	156	5,577
Ship Finance International Ltd.	359	5,565
Lindsay Corp.	63	5,557
GasLog Ltd.	245	5,451
Casella Waste Systems, Inc. — Class A*	235	5,410
Astronics Corp.*	129	5,350
Hyster-Yale Materials Handling, Inc.	62	5,280
Kratos Defense & Security Solutions, Inc.*	497	5,263
Chase Corp.	43	5,181
Columbus McKinnon Corp.	128	5,117
Lydall, Inc.*	100	5,075
Advanced Drainage Systems, Inc.	212	5,056
Fitbit, Inc. — Class A*	872	4,979
CTS Corp.	192	4,944
Aegion Corp. — Class A*	194	4,934
PGT Innovations, Inc.*	291	4,903
KEMET Corp.*	322	4,849
Quanex Building Products Corp.	206	4,820
CIRCOR International, Inc.	99	4,819
AVX Corp.	277	4,792
GoPro, Inc. — Class A*,1	632	4,784
Marten Transport Ltd.	234	4,750
FARO Technologies, Inc.*	100	4,700
NCI Building Systems, Inc.*	240	4,632
Evoqua Water Technologies Corp.*	193	4,576
NN, Inc.	163	4,499
Echo Global Logistics, Inc.*	159	4,452
Global Brass & Copper Holdings, Inc.	130	4,303
Atkore International Group, Inc.*	197	4,226
Control4 Corp.*	141	4,196
American Outdoor Brands Corp.*	323	4,147
Applied Optoelectronics, Inc.*,1	109	4,122
Electro Scientific Industries, Inc.*	192	4,115
Argan, Inc.	87	3,915
Stoneridge, Inc.*	162	3,703
TimkenSteel Corp.*	238	3,615
Griffon Corp.	176	3,582
MYR Group, Inc.*	96	3,430
Gorman-Rupp Co.	106	3,308
International Seaways, Inc.*	177	3,267
Scorpio Tankers, Inc.	1,018	3,105
Insteel Industries, Inc.	109	3,087
SunPower Corp. — Class A*,1	359	3,026
Teekay Corp.	324	3,020
ZAGG, Inc.*	163	3,007
Caesarstone Ltd.*	136	2,992
National Presto Industries, Inc.	30	2,984
Tredegar Corp.	155	2,976
Kimball Electronics, Inc.*	159	2,902
YRC Worldwide, Inc.*	198	2,847
DXP Enterprises, Inc.*	95	2,809
Myers Industries, Inc.	139	2,710
Keane Group, Inc.*,1	142	2,699
Scorpio Bulkers, Inc.	353	2,612
Ichor Holdings Ltd.*	106	2,608
NV5 Global, Inc.*	47	2,545
Sterling Construction Company, Inc.*	155	2,523
VSE Corp.	52	2,518

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Industrial - 4.3% (continued)
NVE Corp.	29	$2,494
Ply Gem Holdings, Inc.*	133	2,461
Mistras Group, Inc.*	104	2,441
Park-Ohio Holdings Corp.	53	2,435
Haynes International, Inc.	74	2,372
Mesa Laboratories, Inc.	19	2,362
Greif, Inc. — Class B	34	2,358
Park Electrochemical Corp.	116	2,279
Armstrong Flooring, Inc.*	130	2,200
Energous Corp.*	113	2,198
DMC Global, Inc.	85	2,129
Frontline Ltd.	462	2,121
Vicor Corp.*	101	2,111
Covenant Transportation Group, Inc. — Class A*,1	71	2,040
Energy Recovery, Inc.*	218	1,908
Gener8 Maritime, Inc.*	283	1,873
Heritage-Crystal Clean, Inc.*	85	1,849
DHT Holdings, Inc.	513	1,842
American Railcar Industries, Inc.	44	1,832
Ducommun, Inc.*	63	1,792
GP Strategies Corp.*	75	1,740
Costamare, Inc.	296	1,708
Hurco Companies, Inc.	37	1,561
Vishay Precision Group, Inc.*	61	1,534
Powell Industries, Inc.	53	1,518
Babcock & Wilcox Enterprises, Inc.*	265	1,505
Nordic American Tankers Ltd.	600	1,476
Bel Fuse, Inc. — Class B	58	1,460
Roadrunner Transportation Systems, Inc.*	183	1,411
LB Foster Co. — Class A*	50	1,357
Layne Christensen Co.*	108	1,355
Twin Disc, Inc.*	51	1,355
Ardmore Shipping Corp.*	169	1,352
Sparton Corp.*	58	1,337
Hudson Technologies, Inc.*	220	1,335
Allied Motion Technologies, Inc.	40	1,324
Orion Group Holdings, Inc.*	163	1,276
Daseke, Inc.*	88	1,258
FreightCar America, Inc.	73	1,247
Forterra, Inc.*	112	1,243
Omega Flex, Inc.	17	1,214
Hardinge, Inc.	69	1,202
Graham Corp.	57	1,193
Universal Logistics Holdings, Inc.	50	1,188
Olympic Steel, Inc.	55	1,182
Advanced Emissions Solutions, Inc.	119	1,150
LSB Industries, Inc.*	131	1,148
Hill International, Inc.*	205	1,117
Northwest Pipe Co.*	57	1,091
AquaVenture Holdings Ltd.*	70	1,086
UFP Technologies, Inc.*	39	1,084
Radiant Logistics, Inc.*	225	1,035
Eagle Bulk Shipping, Inc.*	231	1,035
Dorian LPG Ltd.*	123	1,013
LSI Industries, Inc.	145	998
Iteris, Inc.*	143	997
Lawson Products, Inc.*	39	965
Core Molding Technologies, Inc.	44	955
Safe Bulkers, Inc.*	295	953
CECO Environmental Corp.	179	918
IES Holdings, Inc.*	52	897
Eastern Co.	34	889
Pure Cycle Corp.*	103	860
Intevac, Inc.*	119	815
Gencor Industries, Inc.*	49	811
Overseas Shipholding Group, Inc. — Class A*	272	745
MicroVision, Inc.*	454	740
NL Industries, Inc.*	50	712
Ampco-Pittsburgh Corp.	52	645
Navios Maritime Holdings, Inc.*	531	637
Napco Security Technologies, Inc.*	71	621
CyberOptics Corp.*	41	615
Genco Shipping & Trading Ltd.*	46	613
Navios Maritime Acquisition Corp.	495	549
Willis Lease Finance Corp.*	21	524
Fluidigm Corp.*	87	513
Willbros Group, Inc.*	263	374
Teekay Tankers Ltd. — Class A	246	344
Revolution Lighting Technologies, Inc.*	74	244
Aqua Metals, Inc.*	100	213
Akoustis Technologies, Inc.*	27	168
Nordic American Offshore Ltd.	14	17
Total Industrial		1,864,406
Consumer, Cyclical - 3.5%
Dana, Inc.	873	27,945
Beacon Roofing Supply, Inc.*	382	24,356
Five Below, Inc.*	324	21,488
Texas Roadhouse, Inc. — Class A	402	21,177
LCI Industries	146	18,980
Churchill Downs, Inc.	81	18,849
FirstCash, Inc.	278	18,751
American Eagle Outfitters, Inc.	974	18,311
Cracker Barrel Old Country Store, Inc.[1]	115	18,272
ILG, Inc.	639	18,199
Wolverine World Wide, Inc.	567	18,076
Planet Fitness, Inc. — Class A*	519	17,973
Tenneco, Inc.	306	17,913
Boyd Gaming Corp.	499	17,490
Marriott Vacations Worldwide Corp.	129	17,442
Jack in the Box, Inc.	177	17,365
Steven Madden Ltd.*	355	16,578
Scientific Games Corp. — Class A*	320	16,416
SkyWest, Inc.	305	16,196
TRI Pointe Group, Inc.*	901	16,146
KB Home	502	16,039
Lithia Motors, Inc. — Class A	141	16,016
Penn National Gaming, Inc.*	509	15,947
SiteOne Landscape Supply, Inc.*	204	15,647

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Consumer, Cyclical - 3.5% (continued)
Deckers Outdoor Corp.*	190	$15,247
Ollie's Bargain Outlet Holdings, Inc.*	286	15,230
UniFirst Corp.	92	15,171
Children's Place, Inc.	104	15,116
Buffalo Wild Wings, Inc.*	93	14,541
Big Lots, Inc.	256	14,374
Herman Miller, Inc.	358	14,338
Dave & Buster's Entertainment, Inc.*	249	13,737
Red Rock Resorts, Inc. — Class A	404	13,631
Anixter International, Inc.*	174	13,224
Navistar International Corp.*	299	12,821
Cooper-Standard Holdings, Inc.*	103	12,618
Columbia Sportswear Co.	175	12,579
Hawaiian Holdings, Inc.	311	12,393
Cheesecake Factory, Inc.[1]	257	12,382
iRobot Corp.*,1	159	12,195
Bloomin' Brands, Inc.	557	11,886
Meritage Homes Corp.*	231	11,827
Meritor, Inc.*	503	11,800
Allegiant Travel Co. — Class A	76	11,761
Taylor Morrison Home Corp. — Class A*	472	11,550
PriceSmart, Inc.	133	11,451
Cooper Tire & Rubber Co.	309	10,923
Office Depot, Inc.	3,075	10,886
Brinker International, Inc.	280	10,875
Winnebago Industries, Inc.	189	10,508
RH*	121	10,431
Pinnacle Entertainment, Inc.*	318	10,408
Caesars Entertainment Corp.*	820	10,373
Triton International Ltd.*	274	10,261
HNI Corp.	260	10,028
BMC Stock Holdings, Inc.*	393	9,943
Dorman Products, Inc.*	162	9,905
Installed Building Products, Inc.*	130	9,874
G-III Apparel Group Ltd.*	260	9,591
Eldorado Resorts, Inc.*	276	9,149
Mobile Mini, Inc.	264	9,108
La-Z-Boy, Inc.	290	9,048
La Quinta Holdings, Inc.*	490	9,046
Interface, Inc. — Class A	358	9,004
Rush Enterprises, Inc. — Class A*	177	8,993
Sleep Number Corp.*	236	8,871
Papa John's International, Inc.	156	8,753
Core-Mark Holding Company, Inc.	274	8,653
MDC Holdings, Inc.	270	8,608
Caleres, Inc.	253	8,470
Group 1 Automotive, Inc.	119	8,445
DSW, Inc. — Class A	394	8,436
Camping World Holdings, Inc. — Class A	186	8,320
American Axle & Manufacturing Holdings, Inc.*	484	8,243
Fox Factory Holding Corp.*	210	8,158
Callaway Golf Co.	562	7,829
LGI Homes, Inc.*	104	7,803
IMAX Corp.*	337	7,802
Cavco Industries, Inc.*	51	7,783
Steelcase, Inc. — Class A	506	7,691
H&E Equipment Services, Inc.	189	7,683
Wabash National Corp.	351	7,617
Oxford Industries, Inc.	99	7,444
Abercrombie & Fitch Co. — Class A	410	7,146
Asbury Automotive Group, Inc.*,1	111	7,104
Gentherm, Inc.*	220	6,985
Chico's FAS, Inc.	772	6,809
Wingstop, Inc.	174	6,783
Knoll, Inc.	290	6,681
Belmond Ltd. — Class A*	537	6,578
Tailored Brands, Inc.	295	6,440
Sonic Corp.[1]	234	6,430
GMS, Inc.*	165	6,211
Guess?, Inc.	360	6,077
Modine Manufacturing Co.*	297	5,999
J.C. Penney Company, Inc.*	1,863	5,887
Standard Motor Products, Inc.	129	5,793
International Speedway Corp. — Class A	145	5,778
Shake Shack, Inc. — Class A*	131	5,659
SeaWorld Entertainment, Inc.*,1	411	5,577
PetMed Express, Inc.	119	5,415
ScanSource, Inc.*	149	5,334
Lumber Liquidators Holdings, Inc.*	169	5,305
Crocs, Inc.*	418	5,284
DineEquity, Inc.	103	5,225
Denny's Corp.*	384	5,084
Dillard's, Inc. — Class A1	84	5,044
Douglas Dynamics, Inc.	133	5,027
Vista Outdoor, Inc.*	343	4,997
AMC Entertainment Holdings, Inc. — Class A1	320	4,832
Express, Inc.*	463	4,699
National Vision Holdings, Inc.*	109	4,427
BJ's Restaurants, Inc.	121	4,404
Red Robin Gourmet Burgers, Inc.*	77	4,343
M/I Homes, Inc.*	124	4,266
Ethan Allen Interiors, Inc.	149	4,261
Liberty TripAdvisor Holdings, Inc. — Class A*	436	4,109
Buckle, Inc.[1]	173	4,109
Kimball International, Inc. — Class B	219	4,089
Universal Electronics, Inc.*	85	4,016
Conn's, Inc.*	112	3,982
Titan International, Inc.	299	3,851
Ruth's Hospitality Group, Inc.	177	3,832
Genesco, Inc.*	115	3,738
EZCORP, Inc. — Class A*	300	3,660
Tower International, Inc.	119	3,635
Malibu Boats, Inc. — Class A*	122	3,627
Beazer Homes USA, Inc.*	188	3,611
Acushnet Holdings Corp.	171	3,605

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Consumer, Cyclical - 3.5% (continued)
Century Communities, Inc.*	115	$3,577
Finish Line, Inc. — Class A	239	3,473
Unifi, Inc.*	92	3,300
Regis Corp.*	213	3,272
William Lyon Homes — Class A*	112	3,257
Spartan Motors, Inc.	205	3,229
Marcus Corp.	112	3,063
REV Group, Inc.	94	3,058
Fiesta Restaurant Group, Inc.*	155	2,945
Movado Group, Inc.	91	2,930
Monarch Casino & Resort, Inc.*	65	2,913
Hooker Furniture Corp.	68	2,887
Chuy's Holdings, Inc.*	100	2,805
Sonic Automotive, Inc. — Class A	151	2,786
Motorcar Parts of America, Inc.*	111	2,774
Freshpet, Inc.*	146	2,767
MarineMax, Inc.*	137	2,589
Haverty Furniture Companies, Inc.	113	2,559
National CineMedia, Inc.	372	2,552
Hibbett Sports, Inc.*	124	2,530
Carrols Restaurant Group, Inc.*	207	2,515
Biglari Holdings, Inc.*,1	6	2,486
Hovnanian Enterprises, Inc. — Class A*	742	2,486
Wesco Aircraft Holdings, Inc.*	335	2,479
MCBC Holdings, Inc.*	110	2,444
Ascena Retail Group, Inc.*	1,036	2,435
Nautilus, Inc.*	181	2,416
Del Taco Restaurants, Inc.*	198	2,400
Barnes & Noble, Inc.	357	2,392
Titan Machinery, Inc.*	112	2,371
Zumiez, Inc.*,1	111	2,312
Party City Holdco, Inc.*	165	2,302
Systemax, Inc.	69	2,296
Tile Shop Holdings, Inc.	239	2,294
Bassett Furniture Industries, Inc.	61	2,294
Cato Corp. — Class A	139	2,213
Superior Industries International, Inc.	148	2,198
Culp, Inc.	65	2,177
Flexsteel Industries, Inc.	46	2,152
Citi Trends, Inc.	80	2,117
Horizon Global Corp.*	149	2,089
Essendant, Inc.	224	2,077
Fossil Group, Inc.*,1	266	2,067
Drive Shack, Inc.*	373	2,063
Golden Entertainment, Inc.*	63	2,057
Veritiv Corp.*	69	1,994
Pier 1 Imports, Inc.	480	1,987
Daktronics, Inc.	213	1,945
Del Frisco's Restaurant Group, Inc.*	127	1,937
Perry Ellis International, Inc.*	77	1,928
Zoe's Kitchen, Inc.*	115	1,923
America's Car-Mart, Inc.*	43	1,920
Barnes & Noble Education, Inc.*	230	1,895
Shoe Carnival, Inc.	69	1,846
PC Connection, Inc.	69	1,808
Johnson Outdoors, Inc. — Class A	29	1,801
Miller Industries, Inc.	66	1,703
PICO Holdings, Inc.*	133	1,702
Reading International, Inc. — Class A*	101	1,687
Potbelly Corp.*	137	1,685
Winmark Corp.	13	1,682
Francesca's Holdings Corp.*	222	1,623
Commercial Vehicle Group, Inc.*	151	1,614
HSN, Inc.	39	1,574
RCI Hospitality Holdings, Inc.	55	1,539
Green Brick Partners, Inc.*	134	1,514
GNC Holdings, Inc. — Class A*,1	407	1,502
Rush Enterprises, Inc. — Class B*	31	1,495
Vera Bradley, Inc.*	121	1,474
Eros International plc*	151	1,457
Nexeo Solutions, Inc.*	158	1,438
Sportsman's Warehouse Holdings, Inc.*,1	217	1,434
Superior Uniform Group, Inc.	50	1,336
Speedway Motorsports, Inc.	70	1,321
Foundation Building Materials, Inc.*	89	1,316
Nathan's Famous, Inc.	17	1,284
Bojangles', Inc.*	105	1,239
Boot Barn Holdings, Inc.*	74	1,229
AV Homes, Inc.*	73	1,215
El Pollo Loco Holdings, Inc.*	122	1,208
Lindblad Expeditions Holdings, Inc.*	120	1,175
Century Casinos, Inc.*	127	1,160
Habit Restaurants, Inc. — Class A*	121	1,156
Tilly's, Inc. — Class A	77	1,137
Kirkland's, Inc.*	92	1,101
Weyco Group, Inc.	37	1,100
Duluth Holdings, Inc. — Class B*	58	1,035
Libbey, Inc.	132	993
Red Lion Hotels Corp.*	99	975
Clarus Corp.*	123	965
PetIQ, Inc.*	44	961
Lifetime Brands, Inc.	58	957
Huttig Building Products, Inc.*	143	951
At Home Group, Inc.*	31	942
New Home Company, Inc.*	74	927
Big 5 Sporting Goods Corp.[1]	122	927
Fred's, Inc. — Class A	216	875
Blue Bird Corp.*	43	855
Delta Apparel, Inc.*	41	828
EnviroStar, Inc.[1]	20	800
Escalade, Inc.	64	787
Build-A-Bear Workshop, Inc. — Class A*	82	754
J Alexander's Holdings, Inc.*	77	747
VOXX International Corp. — Class A*	120	672
Fogo De Chao, Inc.*	57	661
Gaia, Inc.*	53	657
Castle Brands, Inc.*	532	649

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Consumer, Cyclical - 3.5% (continued)
Marine Products Corp.	47	$599
PCM, Inc.*	57	564
Vitamin Shoppe, Inc.*	128	563
J. Jill, Inc.*	71	554
Empire Resorts, Inc.*	20	540
Container Store Group, Inc.*	96	455
Hamilton Beach Brands Holding Co. — Class A	17	437
Sequential Brands Group, Inc.*	239	425
Iconix Brand Group, Inc.*	301	388
Noodles & Co.*	70	368
Sears Holdings Corp.*	71	254
Inspired Entertainment, Inc.*	24	235
CompX International, Inc.	10	133
Total Consumer, Cyclical		1,505,070
Technology - 2.9%
EPAM Systems, Inc.*	297	31,907
MKS Instruments, Inc.	324	30,618
Aspen Technology, Inc.*	439	29,062
MAXIMUS, Inc.	386	27,630
Fair Isaac Corp.	179	27,423
Blackbaud, Inc.	286	27,024
Monolithic Power Systems, Inc.	240	26,966
Entegris, Inc.	853	25,974
Integrated Device Technology, Inc.*	805	23,933
Paycom Software, Inc.*	296	23,778
Silicon Laboratories, Inc.*	252	22,252
Nutanix, Inc. — Class A*	630	22,226
Medidata Solutions, Inc.*	339	21,482
j2 Global, Inc.	279	20,933
Cirrus Logic, Inc.*	387	20,070
Science Applications International Corp.	260	19,908
CACI International, Inc. — Class A*	147	19,455
HubSpot, Inc.*	205	18,122
2U, Inc.*	280	18,063
Lumentum Holdings, Inc.*	364	17,800
Allscripts Healthcare Solutions, Inc.*	1,091	15,874
ACI Worldwide, Inc.*	700	15,869
Verint Systems, Inc.*	373	15,610
RealPage, Inc.*	352	15,594
NetScout Systems, Inc.*	507	15,438
Mercury Systems, Inc.*	281	14,429
Cabot Microelectronics Corp.	149	14,018
Semtech Corp.*	389	13,304
Convergys Corp.	564	13,254
Acxiom Corp.*	476	13,119
Envestnet, Inc.*	259	12,911
Power Integrations, Inc.[1]	172	12,651
CommVault Systems, Inc.*	236	12,390
Progress Software Corp.	286	12,175
ExlService Holdings, Inc.*	197	11,889
VeriFone Systems, Inc.*	669	11,848
Ambarella, Inc.*	195	11,456
Ebix, Inc.[1]	144	11,412
Qualys, Inc.*	186	11,039
Cornerstone OnDemand, Inc.*	309	10,917
Omnicell, Inc.*	217	10,525
New Relic, Inc.*	182	10,514
Pegasystems, Inc.	220	10,373
Callidus Software, Inc.*	361	10,343
Box, Inc. — Class A*	486	10,264
Brooks Automation, Inc.	413	9,850
BroadSoft, Inc.*	178	9,772
Cloudera, Inc.*	581	9,598
MaxLinear, Inc. — Class A*	355	9,379
Rambus, Inc.*	651	9,257
Inphi Corp.*,1	252	9,223
Twilio, Inc. — Class A*,1	373	8,803
CSG Systems International, Inc.	200	8,764
Pure Storage, Inc. — Class A*	528	8,374
Bottomline Technologies de, Inc.*	239	8,289
Synaptics, Inc.*	207	8,268
Electronics for Imaging, Inc.*	278	8,209
Insight Enterprises, Inc.*	214	8,194
MACOM Technology Solutions Holdings, Inc.*,1	243	7,907
MINDBODY, Inc. — Class A*	256	7,795
ManTech International Corp. — Class A	155	7,779
Five9, Inc.*	308	7,663
MicroStrategy, Inc. — Class A*	57	7,484
Diebold Nixdorf, Inc.[1]	454	7,423
Sykes Enterprises, Inc.*	236	7,422
Xperi Corp.	294	7,174
Virtusa Corp.*	162	7,141
Cotiviti Holdings, Inc.*	220	7,086
FormFactor, Inc.*	432	6,761
Diodes, Inc.*	227	6,508
Amkor Technology, Inc.*	612	6,151
Hortonworks, Inc.*	301	6,053
Monotype Imaging Holdings, Inc.	250	6,025
Stratasys Ltd.*,1	300	5,988
CEVA, Inc.*	128	5,907
Cray, Inc.*	241	5,832
Coupa Software, Inc.*	186	5,807
3D Systems Corp.*,1	656	5,668
Inovalon Holdings, Inc. — Class A*	369	5,535
Varonis Systems, Inc.*	112	5,438
MTS Systems Corp.	101	5,424
Axcelis Technologies, Inc.*	180	5,166
Vocera Communications, Inc.*	163	4,926
SPS Commerce, Inc.*	101	4,908
Super Micro Computer, Inc.*	234	4,896
Ultra Clean Holdings, Inc.*	198	4,572
Syntel, Inc.*,1	198	4,552
Rudolph Technologies, Inc.*	187	4,469
Quality Systems, Inc.*	318	4,318
Instructure, Inc.*	129	4,270
Lattice Semiconductor Corp.*	737	4,260
Veeco Instruments, Inc.*	283	4,203
PROS Holdings, Inc.*	157	4,153
Barracuda Networks, Inc.*	151	4,152
Silver Spring Networks, Inc.*	250	4,060
Donnelley Financial Solutions, Inc.*	201	3,917

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Technology - 2.9% (continued)
IXYS Corp.*	155	$3,712
LivePerson, Inc.*	321	3,692
Carbonite, Inc.*	147	3,690
Cohu, Inc.	165	3,622
CommerceHub, Inc.*	175	3,603
Nanometrics, Inc.*	144	3,588
Photronics, Inc.*	401	3,418
MuleSoft, Inc. — Class A*	146	3,396
TeleTech Holdings, Inc.	83	3,341
Xcerra Corp.*	321	3,143
Workiva, Inc.*	146	3,124
Blackline, Inc.*	94	3,083
Engility Holdings, Inc.*	108	3,064
Evolent Health, Inc. — Class A*,1	249	3,063
Everbridge, Inc.*	101	3,002
Apptio, Inc. — Class A*	123	2,893
Actua Corp.*	179	2,792
InnerWorkings, Inc.*	269	2,698
Bazaarvoice, Inc.*	490	2,670
PDF Solutions, Inc.*	168	2,638
USA Technologies, Inc.*	268	2,613
Benefitfocus, Inc.*	95	2,565
Unisys Corp.*	302	2,461
Impinj, Inc.*	109	2,456
QAD, Inc. — Class A	58	2,253
Synchronoss Technologies, Inc.*	251	2,244
Glu Mobile, Inc.*	615	2,239
Ribbon Communications, Inc.*	285	2,203
Model N, Inc.*	138	2,174
Digimarc Corp.*	58	2,097
Alteryx, Inc. — Class A*	82	2,072
Computer Programs & Systems, Inc.	66	1,983
AXT, Inc.*	223	1,940
American Software, Inc. — Class A	161	1,872
pdvWireless, Inc.*	57	1,830
CommerceHub, Inc.*	82	1,803
KeyW Holding Corp.*,1	289	1,696
Mitek Systems, Inc.*	185	1,656
Alpha & Omega Semiconductor Ltd.*	101	1,652
Presidio, Inc.*	86	1,649
DSP Group, Inc.*	131	1,637
Sigma Designs, Inc.*	225	1,564
Digi International, Inc.*	159	1,518
Tabula Rasa HealthCare, Inc.*	54	1,515
Brightcove, Inc.*	204	1,448
Castlight Health, Inc. — Class B*	384	1,440
Appfolio, Inc. — Class A*	34	1,411
MobileIron, Inc.*	331	1,291
Rosetta Stone, Inc.*	102	1,272
Maxwell Technologies, Inc.*	217	1,250
SMART Global Holdings, Inc.*	37	1,247
Immersion Corp.*,1	175	1,235
Kopin Corp.*	370	1,184
Agilysys, Inc.*	92	1,130
Avid Technology, Inc.*	201	1,083
Pixelworks, Inc.*	171	1,082
Simulations Plus, Inc.	65	1,047
EMCORE Corp.*	162	1,045
Upland Software, Inc.*	48	1,040
Quantum Corp.*	171	963
Amber Road, Inc.*	120	881
Park City Group, Inc.*	79	754
GSI Technology, Inc.*	88	700
StarTek, Inc.*	60	598
ExOne Co.*	67	563
Cogint, Inc.*	122	537
SecureWorks Corp. — Class A*,1	48	426
Veritone, Inc.*	16	371
Eastman Kodak Co.*	99	307
NantHealth, Inc.*	95	290
Tintri, Inc.*	56	286
Radisys Corp.*	221	222
Majesco*	33	177
Total Technology		1,263,819
Communications - 1.8%
GrubHub, Inc.*	516	37,049
ViaSat, Inc.*,1	320	23,952
Proofpoint, Inc.*	262	23,268
Nexstar Media Group, Inc. — Class A	263	20,567
Zendesk, Inc.*	570	19,289
Yelp, Inc. — Class A*	453	19,008
Ciena Corp.*	847	17,728
Stamps.com, Inc.*	93	17,484
RingCentral, Inc. — Class A*	354	17,134
Sinclair Broadcast Group, Inc. — Class A	429	16,238
InterDigital, Inc.	208	15,839
Meredith Corp.	238	15,720
New York Times Co. — Class A	754	13,949
Finisar Corp.*	685	13,940
Etsy, Inc.*	656	13,415
Cars.com, Inc.*,1	432	12,459
Viavi Solutions, Inc.*	1,375	12,018
Vonage Holdings Corp.*	1,161	11,807
Cogent Communications Holdings, Inc.	250	11,325
Time, Inc.	601	11,088
NETGEAR, Inc.*	188	11,045
TiVo Corp.	695	10,842
Straight Path Communications, Inc. — Class B*	59	10,726
Groupon, Inc. — Class A*	2,040	10,404
Plantronics, Inc.	198	9,975
Shutterfly, Inc.*	199	9,900
Ubiquiti Networks, Inc.*,1	135	9,588
Shenandoah Telecommunications Co.	279	9,430
Chegg, Inc.*	572	9,335
GTT Communications, Inc.*	186	8,733
Entercom Communications Corp. — Class A	745	8,046
Extreme Networks, Inc.*	638	7,988
Imperva, Inc.*	199	7,900
Gannett Company, Inc.	675	7,823
8x8, Inc.*	530	7,473
MSG Networks, Inc. — Class A*	360	7,290
World Wrestling Entertainment, Inc. — Class A	234	7,156

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Communications - 1.8% (continued)
Q2 Holdings, Inc.*	188	$6,928
Scholastic Corp.	170	6,819
Oclaro, Inc.*,1	994	6,700
Trade Desk, Inc. — Class A*,1	142	6,494
Overstock.com, Inc.*,1	101	6,454
Gray Television, Inc.*	384	6,432
NIC, Inc.	385	6,391
General Communication, Inc. — Class A*	160	6,243
ePlus, Inc.*	79	5,941
Iridium Communications, Inc.*	503	5,935
Houghton Mifflin Harcourt Co.*	621	5,775
ADTRAN, Inc.	292	5,650
Blucora, Inc.*	253	5,591
Infinera Corp.*	859	5,437
EW Scripps Co. — Class A*	347	5,424
Cincinnati Bell, Inc.*	252	5,254
New Media Investment Group, Inc.	307	5,151
Quotient Technology, Inc.*	431	5,064
Web.com Group, Inc.*	230	5,014
Consolidated Communications Holdings, Inc.	392	4,778
Shutterstock, Inc.*	111	4,776
Boingo Wireless, Inc.*	205	4,613
TrueCar, Inc.*	411	4,603
Liberty Media Corporation - Liberty Braves — Class C*	206	4,577
CalAmp Corp.*	208	4,457
Globalstar, Inc.*	3,293	4,314
ORBCOMM, Inc.*	403	4,103
Acacia Communications, Inc.*,1	110	3,985
Perficient, Inc.*	206	3,928
Gogo, Inc.*	342	3,858
Tucows, Inc. — Class A*	55	3,853
HealthStream, Inc.*	155	3,590
ATN International, Inc.	63	3,481
Loral Space & Communications, Inc.*	77	3,392
Frontier Communications Corp.	472	3,191
MDC Partners, Inc. — Class A*	325	3,168
Comtech Telecommunications Corp.	138	3,053
Endurance International Group Holdings, Inc.*	348	2,923
Entravision Communications Corp. — Class A	398	2,846
XO Group, Inc.*	148	2,732
Okta, Inc.*	99	2,535
VASCO Data Security International, Inc.*	182	2,530
Central European Media Enterprises Ltd. — Class A*	495	2,302
Rapid7, Inc.*	123	2,295
A10 Networks, Inc.*	291	2,247
tronc, Inc.*	116	2,040
Windstream Holdings, Inc.	1,099	2,033
Harmonic, Inc.*	476	1,999
Limelight Networks, Inc.*	452	1,993
Internap Corp.*	119	1,870
Spok Holdings, Inc.	119	1,862
QuinStreet, Inc.*	220	1,844
1-800-Flowers.com, Inc. — Class A*	156	1,669
TechTarget, Inc.*	118	1,643
Daily Journal Corp.*	7	1,612
Carvana Co.*	82	1,568
Lands' End, Inc.*	80	1,564
Calix, Inc.*	258	1,535
Quantenna Communications, Inc.*	120	1,464
HC2 Holdings, Inc.*	242	1,440
Zix Corp.*	321	1,406
ChannelAdvisor Corp.*	152	1,368
WideOpenWest, Inc.*	127	1,342
Liberty Media Corporation-Liberty Braves — Class A*	60	1,323
Preformed Line Products Co.	18	1,279
NeoPhotonics Corp.*	191	1,257
Ooma, Inc.*	102	1,219
RigNet, Inc.*	80	1,196
Meet Group, Inc.*	402	1,134
VirnetX Holding Corp.*	305	1,129
Aerohive Networks, Inc.*	192	1,119
Reis, Inc.	54	1,115
Hawaiian Telcom Holdco, Inc.*	36	1,111
IDT Corp. — Class B*	104	1,102
Hemisphere Media Group, Inc.*	87	1,005
KVH Industries, Inc.*	93	963
Clear Channel Outdoor Holdings, Inc. — Class A	208	957
Telenav, Inc.*	173	951
Saga Communications, Inc. — Class A	23	930
Clearfield, Inc.*	69	845
Liquidity Services, Inc.*	154	747
Intelsat S.A.*	218	739
FTD Companies, Inc.*	101	726
Global Eagle Entertainment, Inc.*	307	703
Leaf Group Ltd.*	70	693
Corindus Vascular Robotics, Inc.*	612	618
DHI Group, Inc.*	291	553
RealNetworks, Inc.*	146	499
Rubicon Project, Inc.*	266	497
Townsquare Media, Inc. — Class A*	53	407
Beasley Broadcast Group, Inc. — Class A	29	389
Yext, Inc.*	29	349
Salem Media Group, Inc. — Class A	70	315
Ominto, Inc.*,1	79	268
Value Line, Inc.	7	135
Maxar Technologies Ltd.	1	46
Total Communications		758,329
Energy - 1.1%
PDC Energy, Inc.*	397	20,461
Matador Resources Co.*	565	17,588
Delek US Holdings, Inc.	468	16,352
Peabody Energy Corp.*	388	15,275

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Energy - 1.1% (continued)
Ensco plc — Class A	2,566	$15,165
Callon Petroleum Co.*	1,210	14,702
Oasis Petroleum, Inc.*	1,550	13,036
SemGroup Corp. — Class A	399	12,050
SRC Energy, Inc.*	1,375	11,729
McDermott International, Inc.*	1,701	11,193
Rowan Companies plc — Class A*	700	10,962
Dril-Quip, Inc.*	227	10,828
Arch Coal, Inc. — Class A	115	10,713
Ultra Petroleum Corp.*	1,172	10,618
Carrizo Oil & Gas, Inc.*	465	9,895
Pattern Energy Group, Inc.[1]	457	9,821
C&J Energy Services, Inc.*	279	9,338
MRC Global, Inc.*	537	9,086
Superior Energy Services, Inc.*	914	8,802
Oil States International, Inc.*	305	8,632
Forum Energy Technologies, Inc.*	468	7,277
Diamond Offshore Drilling, Inc.*,1	388	7,213
NOW, Inc.*	643	7,092
Unit Corp.*	311	6,842
Noble Corporation plc*	1,466	6,626
Helix Energy Solutions Group, Inc.*	844	6,364
Exterran Corp.*	193	6,068
Halcon Resources Corp.*	776	5,874
Jagged Peak Energy, Inc.*,1	344	5,428
Denbury Resources, Inc.*	2,386	5,273
California Resources Corp.*	256	4,977
SunCoke Energy, Inc.*	387	4,640
Thermon Group Holdings, Inc.*	193	4,568
ProPetro Holding Corp.*	226	4,556
SEACOR Holdings, Inc.*	96	4,437
SandRidge Energy, Inc.*	210	4,425
Archrock, Inc.	420	4,410
Newpark Resources, Inc.*	505	4,343
Ring Energy, Inc.*	300	4,170
Resolute Energy Corp.*,1	130	4,091
Green Plains, Inc.	236	3,977
Stone Energy Corp.*	117	3,763
Par Pacific Holdings, Inc.*	191	3,682
CVR Energy, Inc.	95	3,538
Tellurian, Inc.*	346	3,370
Bonanza Creek Energy, Inc.*	122	3,366
Penn Virginia Corp.*	86	3,363
WildHorse Resource Development Corp.*,1	180	3,314
Warrior Met Coal, Inc.	131	3,295
Plug Power, Inc.*	1,316	3,106
Sunrun, Inc.*	510	3,009
TETRA Technologies, Inc.*	687	2,933
REX American Resources Corp.*	35	2,898
Matrix Service Co.*	158	2,812
Renewable Energy Group, Inc.*	229	2,702
Bristow Group, Inc.	194	2,613
Basic Energy Services, Inc.*	105	2,464
Bill Barrett Corp.*	453	2,324
Abraxas Petroleum Corp.*	909	2,236
Sanchez Energy Corp.*	418	2,220
FutureFuel Corp.	150	2,113
Frank's International N.V.	299	1,988
Cloud Peak Energy, Inc.*	444	1,976
Natural Gas Services Group, Inc.*	74	1,939
Panhandle Oil and Gas, Inc. — Class A	94	1,932
W&T Offshore, Inc.*	563	1,864
Clean Energy Fuels Corp.*	819	1,663
Select Energy Services, Inc. — Class A*	90	1,642
Trecora Resources*	118	1,593
Flotek Industries, Inc.*	332	1,547
TerraForm Power, Inc. — Class A	126	1,507
CARBO Ceramics, Inc.*,1	138	1,405
Pioneer Energy Services Corp.*	457	1,394
Lilis Energy, Inc.*	257	1,313
TPI Composites, Inc.*	64	1,309
Era Group, Inc.*	118	1,268
Eclipse Resources Corp.*	525	1,260
SilverBow Resources, Inc.*	42	1,248
Pacific Ethanol, Inc.*	259	1,178
Midstates Petroleum Company, Inc.*	67	1,111
Gulf Island Fabrication, Inc.	82	1,101
Gastar Exploration, Inc.*	1,009	1,059
Evolution Petroleum Corp.	152	1,041
Geospace Technologies Corp.*	79	1,025
Energy XXI Gulf Coast, Inc.*	178	1,022
NCS Multistage Holdings, Inc.*	64	943
Mammoth Energy Services, Inc.*	48	942
NACCO Industries, Inc. — Class A	24	904
Independence Contract Drilling, Inc.*	206	820
PHI, Inc.*	70	810
Parker Drilling Co.*	806	806
Approach Resources, Inc.*,1	258	764
Earthstone Energy, Inc. — Class A*	69	733
Key Energy Services, Inc.*	62	731
Contango Oil & Gas Co.*	142	669
Vivint Solar, Inc.*	150	608
Hallador Energy Co.	96	585
Adams Resources & Energy, Inc.	13	566
EP Energy Corp. — Class A*	231	545
Solaris Oilfield Infrastructure, Inc. — Class A*	24	514
Isramco, Inc.*	4	419
Jones Energy, Inc. — Class A*	304	334
Ranger Energy Services, Inc.*	34	314
Ramaco Resources, Inc.*	36	248
Westmoreland Coal Co.*	111	134
Rosehill Resources, Inc.*	15	118
Total Energy		464,910
Basic Materials - 1.1%
PolyOne Corp.	483	21,010
Sensient Technologies Corp.	266	19,458
Ingevity Corp.*	255	17,970

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Basic Materials - 1.1% (continued)
Allegheny Technologies, Inc.*	732	$17,670
HB Fuller Co.	303	16,323
US Silica Holdings, Inc.	490	15,955
Balchem Corp.	190	15,314
Commercial Metals Co.	694	14,796
Compass Minerals International, Inc.	204	14,739
Minerals Technologies, Inc.	211	14,527
Carpenter Technology Corp.	278	14,175
GCP Applied Technologies, Inc.*	431	13,749
Cleveland-Cliffs, Inc.*	1,789	12,899
Ferro Corp.*	503	11,866
Quaker Chemical Corp.	78	11,762
AK Steel Holding Corp.*	1,894	10,720
Kaiser Aluminum Corp.	99	10,578
Tronox Ltd. — Class A	496	10,173
Innospec, Inc.	144	10,166
Stepan Co.	120	9,476
Hecla Mining Co.	2,366	9,393
Neenah Paper, Inc.	100	9,065
Kraton Corp.*	180	8,671
Schweitzer-Mauduit International, Inc.	183	8,301
Coeur Mining, Inc.*	1,064	7,980
AdvanSix, Inc.*	180	7,572
Calgon Carbon Corp.	303	6,454
A. Schulman, Inc.	172	6,407
Koppers Holdings, Inc.*	124	6,311
Deltic Timber Corp.	66	6,042
Century Aluminum Co.*	299	5,872
Materion Corp.	120	5,832
PH Glatfelter Co.	261	5,596
Innophos Holdings, Inc.	116	5,421
Schnitzer Steel Industries, Inc. — Class A	159	5,327
Rayonier Advanced Materials, Inc.	257	5,256
Fairmount Santrol Holdings, Inc.*,1	931	4,869
KMG Chemicals, Inc.	69	4,559
Clearwater Paper Corp.*	97	4,404
CSW Industrials, Inc.*	87	3,998
Verso Corp. — Class A*	206	3,620
Kronos Worldwide, Inc.	136	3,505
American Vanguard Corp.	172	3,380
Klondex Mines Ltd.*	1,053	2,748
Intrepid Potash, Inc.*	568	2,704
OMNOVA Solutions, Inc.*	259	2,590
Codexis, Inc.*	245	2,046
Hawkins, Inc.	58	2,041
Landec Corp.*	161	2,029
Aceto Corp.	176	1,818
Uranium Energy Corp.*	819	1,450
Gold Resource Corp.	315	1,386
PQ Group Holdings, Inc.*	81	1,332
Oil-Dri Corporation of America	30	1,245
Smart Sand, Inc.*	131	1,135
Ryerson Holding Corp.*	96	998
AgroFresh Solutions, Inc.*	132	977
Valhi, Inc.	152	938
United States Lime & Minerals, Inc.	12	925
Orchids Paper Products Co.[1]	53	678
Shiloh Industries, Inc.*	80	656
Total Basic Materials		448,857
Utilities - 1.0%
IDACORP, Inc.	303	27,682
WGL Holdings, Inc.	308	26,439
Portland General Electric Co.	537	24,476
ONE Gas, Inc.	314	23,004
Southwest Gas Holdings, Inc.	285	22,937
ALLETE, Inc.	307	22,829
Spire, Inc.	284	21,343
New Jersey Resources Corp.	516	20,743
Avista Corp.	387	19,927
PNM Resources, Inc.	479	19,376
Black Hills Corp.	321	19,295
NorthWestern Corp.	293	17,492
Ormat Technologies, Inc.	235	15,031
South Jersey Industries, Inc.	480	14,990
El Paso Electric Co.	243	13,450
MGE Energy, Inc.	210	13,251
California Water Service Group	288	13,061
American States Water Co.	218	12,624
Otter Tail Corp.	236	10,490
Northwest Natural Gas Co.	171	10,200
Dynegy, Inc.*	664	7,868
Chesapeake Utilities Corp.	95	7,462
NRG Yield, Inc. — Class C	374	7,069
SJW Group	98	6,255
NRG Yield, Inc. — Class A	209	3,940
Middlesex Water Co.	95	3,792
Unitil Corp.	83	3,786
Connecticut Water Service, Inc.	59	3,387
York Water Co.	77	2,610
Artesian Resources Corp. — Class A	47	1,812
Atlantic Power Corp.*	688	1,617
Consolidated Water Company Ltd.	88	1,109
RGC Resources, Inc.	40	1,083
Ameresco, Inc. — Class A*	112	963
Spark Energy, Inc. — Class A	70	868
Global Water Resources, Inc.	61	570
Genie Energy Ltd. — Class B	81	353
Total Utilities		423,184
Diversified - 0.0%
HRG Group, Inc.*	714	12,102
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	182	4,896
Total Common Stocks
(Cost $12,245,091)		12,425,849

WARRANTS††† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	18	–
Total Warrants
(Cost $–)		–

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,2	110	$–
Tobira Therapeutics, Inc.
Expires 11/02/18*,2	80	–
Dyax Corp.
Expires 03/06/18*,2	1,255	–
Nexstar Media Group, Inc.
Expires 01/18/19*,2	852	–
Total Rights
(Cost $–)		–

	Face Amount
FEDERAL AGENCY NOTES†† - 34.9%
Federal Home Loan Bank[3]
1.25% due 10/26/22[4]	$6,000,000	5,997,318
1.43% (1 Month USD LIBOR (0.13%)) due 11/23/18[5]	3,000,000	2,999,595
1.45% due 09/13/22[4]	3,000,000	2,998,077
Total Federal Home Loan Bank		11,994,990
Federal Farm Credit Bank[3]
1.67% (U.S. Prime Rate (2.83%)) due 09/12/18[5]	3,000,000	3,005,170
Total Federal Agency Notes
(Cost $14,996,855)		15,000,160

U.S. TREASURY BILLS†† - 15.0%
U.S. Treasury Bills
0.80% due 01/02/18[6,7,8]	6,000,000	6,000,000
1.31% due 04/19/18[6,7,8]	475,000	473,031
Total U.S. Treasury Bills
(Cost $6,472,945)		6,473,031

FEDERAL AGENCY DISCOUNT NOTES†† - 10.5%
Federal Home Loan Bank[3]
1.06% due 01/02/18[7,8]	4,500,000	4,499,845
Total Federal Agency Discount Notes
(Cost $4,499,845)		4,499,845
CORPORATE BONDS†† - 0.0%
Industrial - 0.0%
Mueller Industries, Inc.
6.00% due 03/01/27	1,000	1,022
Total Corporate Bonds
(Cost $1,000)		1,022

REPURCHASE AGREEMENTS††,9 - 21.2%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[10]	5,957,239	5,957,239
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[10]	3,179,396	3,179,396
Total Repurchase Agreements
(Cost $9,136,635)		9,136,635

	Shares
SECURITIES LENDING COLLATERAL†,11 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[12]	81,188	81,188
Total Securities Lending Collateral
(Cost $81,188)		81,188
Total Investments - 110.7%
(Cost $47,433,559)		$47,617,730
Other Assets & Liabilities, net - (10.7)%		(4,599,542)
Total Net Assets - 100.0%		$43,018,188

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	190	March 2018	$14,602,450	$(33,234)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	1.48%	At Maturity	01/30/18	514	$788,557	$(6,889)
BNP Paribas	Russell 2000 Index	1.57%	At Maturity	01/29/18	2,856	4,385,025	(19,123)
Goldman Sachs International	Russell 2000 Index	1.33%	At Maturity	01/29/18	34,962	53,684,904	(303,681)
						$58,858,486	$(329,693)

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Variable rate security. The rate indicated is the rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[7]	Rate indicated is the effective yield at the time of purchase.
[8]	Zero coupon rate security.
[9]	Repurchase Agreements — See Note 4.
[10]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[11]	Securities lending collateral — See Note 5.
[12]	Rate indicated is the 7 day yield as of December 31, 2017.

LIBOR — London Interbank Offered Rate plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$12,425,849	$—	$—	$—	$—		$12,425,849
Warrants	—	—	—	—	—	**	—
Rights	—	—	—	—	—	**	—
Federal Agency Notes	—	—	15,000,160	—	—		15,000,160
U.S. Treasury Bills	—	—	6,473,031	—	—		6,473,031
Federal Agency Discount Notes	—	—	4,499,845	—	—		4,499,845
Corporate Bonds	—	—	1,022	—	—		1,022
Repurchase Agreements	—	—	9,136,635	—	—		9,136,635
Securities Lending Collateral	81,188	—	—	—	—		81,188
Total Assets	$12,507,037	$—	$35,110,693	$—	$—		$47,617,730

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Equity Futures Contracts	$—	$33,234	$—	$—	$—		$33,234
Equity Index Swap Agreements	—	—	—	329,693	—		329,693
Total Liabilities	$—	$33,234	$—	$329,693	$—		$362,927

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 89.0%
Consumer, Non-cyclical - 19.4%
Johnson & Johnson	18,602	$2,599,071
Procter & Gamble Co.	17,644	1,621,131
Pfizer, Inc.	41,274	1,494,944
UnitedHealth Group, Inc.	6,710	1,479,287
Coca-Cola Co.	26,552	1,218,206
PepsiCo, Inc.	9,847	1,180,852
Philip Morris International, Inc.	10,754	1,136,160
AbbVie, Inc.	11,037	1,067,388
Merck & Company, Inc.	18,939	1,065,698
Altria Group, Inc.	13,213	943,540
Amgen, Inc.	5,026	874,021
Medtronic plc	9,373	756,870
Bristol-Myers Squibb Co.	11,333	694,486
Abbott Laboratories	12,053	687,865
Gilead Sciences, Inc.	9,045	647,984
PayPal Holdings, Inc.*	7,823	575,929
Celgene Corp.*	5,452	568,971
Eli Lilly & Co.	6,709	566,642
Thermo Fisher Scientific, Inc.	2,776	527,107
Biogen, Inc.*	1,464	466,386
Colgate-Palmolive Co.	6,079	458,661
Mondelez International, Inc. — Class A	10,347	442,852
Aetna, Inc.	2,258	407,321
Anthem, Inc.	1,777	399,843
Danaher Corp.	4,238	393,371
Becton Dickinson and Co.	1,835	392,738
Allergan plc	2,303	376,725
Automatic Data Processing, Inc.	3,071	359,891
Cigna Corp.	1,707	346,675
Stryker Corp.	2,229	345,138
Kraft Heinz Co.	4,134	321,460
S&P Global, Inc.	1,766	299,160
Kimberly-Clark Corp.	2,436	293,928
Express Scripts Holding Co.*	3,921	292,664
Intuitive Surgical, Inc.*	776	283,193
Constellation Brands, Inc. — Class A	1,193	272,684
Vertex Pharmaceuticals, Inc.*	1,751	262,405
Humana, Inc.	989	245,341
Zoetis, Inc.	3,374	243,063
Ecolab, Inc.	1,800	241,524
Boston Scientific Corp.*	9,508	235,703
General Mills, Inc.	3,935	233,306
McKesson Corp.	1,444	225,192
Baxter International, Inc.	3,471	224,365
Illumina, Inc.*	1,010	220,675
Sysco Corp.	3,319	201,563
Regeneron Pharmaceuticals, Inc.*	533	200,387
Estee Lauder Companies, Inc. — Class A	1,550	197,222
Alexion Pharmaceuticals, Inc.*	1,547	185,006
Monster Beverage Corp.*	2,851	180,440
HCA Healthcare, Inc.*	1,961	172,254
Moody's Corp.	1,151	169,899
Zimmer Biomet Holdings, Inc.	1,402	169,179
Kroger Co.	6,159	169,065
Tyson Foods, Inc. — Class A	2,061	167,085
Edwards Lifesciences Corp.*	1,465	165,120
Mylan N.V.*	3,713	157,097
Archer-Daniels-Midland Co.	3,872	155,190
Cardinal Health, Inc.	2,178	133,446
Clorox Co.	893	132,825
Dr Pepper Snapple Group, Inc.	1,250	121,325
Centene Corp.*	1,194	120,451
Kellogg Co.	1,722	117,062
Incyte Corp.*	1,213	114,883
IHS Markit Ltd.*	2,515	113,552
Laboratory Corporation of America Holdings*	705	112,454
Align Technology, Inc.*	500	111,095
Hershey Co.	977	110,899
Global Payments, Inc.	1,102	110,464
Conagra Brands, Inc.	2,829	106,568
Molson Coors Brewing Co. — Class B	1,279	104,968
Dentsply Sirona, Inc.	1,590	104,670
Verisk Analytics, Inc. — Class A*	1,076	103,296
AmerisourceBergen Corp. — Class A	1,117	102,563
United Rentals, Inc.*	585	100,567
IQVIA Holdings, Inc.*	1,008	98,683
Equifax, Inc.	831	97,992
JM Smucker Co.	787	97,777
IDEXX Laboratories, Inc.*	604	94,454
Brown-Forman Corp. — Class B	1,356	93,116
Quest Diagnostics, Inc.	944	92,975
Cintas Corp.	596	92,875
Total System Services, Inc.	1,158	91,586
Church & Dwight Company, Inc.	1,731	86,844
McCormick & Company, Inc.	829	84,483
Nielsen Holdings plc	2,318	84,375
ResMed, Inc.	982	83,166
Hologic, Inc.*	1,909	81,610
Perrigo Company plc	907	79,054
Gartner, Inc.*	628	77,338
Henry Schein, Inc.*	1,087	75,960
DaVita, Inc.*	1,048	75,718
Cooper Companies, Inc.	339	73,861
Varian Medical Systems, Inc.*	634	70,469
Avery Dennison Corp.	612	70,294
Universal Health Services, Inc. — Class B	607	68,803
Hormel Foods Corp.	1,864	67,831
Coty, Inc. — Class A	3,269	65,020
Campbell Soup Co.	1,332	64,082
Western Union Co.	3,180	60,452
Robert Half International, Inc.	868	48,209
Quanta Services, Inc.*	1,071	41,887
H&R Block, Inc.	1,448	37,967
Envision Healthcare Corp.*	838	28,961
Patterson Companies, Inc.	570	20,594
Total Consumer, Non-cyclical		34,407,447
Financial - 16.9%
Berkshire Hathaway, Inc. — Class B*	13,324	2,641,083
JPMorgan Chase & Co.	24,024	2,569,127
Bank of America Corp.	67,169	1,982,829
Wells Fargo & Co.	30,687	1,861,780
Visa, Inc. — Class A	12,557	1,431,749

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 89.0% (continued)
Financial - 16.9% (continued)
Citigroup, Inc.	18,308	$1,362,298
Mastercard, Inc. — Class A	6,431	973,396
Goldman Sachs Group, Inc.	2,429	618,812
U.S. Bancorp	10,916	584,879
Morgan Stanley	9,639	505,758
American Express Co.	4,988	495,358
PNC Financial Services Group, Inc.	3,295	475,436
Chubb Ltd.	3,214	469,662
BlackRock, Inc. — Class A	855	439,222
Charles Schwab Corp.	8,261	424,368
American Tower Corp. — Class A REIT	2,969	423,587
Bank of New York Mellon Corp.	7,090	381,867
American International Group, Inc.	6,224	370,826
Simon Property Group, Inc. REIT	2,152	369,584
MetLife, Inc.	7,285	368,330
CME Group, Inc. — Class A	2,356	344,094
Prudential Financial, Inc.	2,935	337,466
Capital One Financial Corp.	3,357	334,290
Crown Castle International Corp. REIT	2,813	312,271
Marsh & McLennan Companies, Inc.	3,534	287,632
Intercontinental Exchange, Inc.	4,051	285,839
BB&T Corp.	5,462	271,571
Allstate Corp.	2,485	260,204
Travelers Companies, Inc.	1,895	257,038
State Street Corp.	2,568	250,662
Equinix, Inc. REIT	542	245,645
Aflac, Inc.	2,722	238,937
Prologis, Inc. REIT	3,684	237,655
Aon plc	1,730	231,820
Progressive Corp.	4,027	226,801
Public Storage REIT	1,036	216,524
SunTrust Banks, Inc.	3,296	212,889
Synchrony Financial	5,094	196,679
Discover Financial Services	2,516	193,531
Weyerhaeuser Co. REIT	5,227	184,304
M&T Bank Corp.	1,042	178,172
T. Rowe Price Group, Inc.	1,678	176,072
Ameriprise Financial, Inc.	1,024	173,537
AvalonBay Communities, Inc. REIT	956	170,560
Welltower, Inc. REIT	2,564	163,506
Equity Residential REIT	2,545	162,295
Digital Realty Trust, Inc. REIT	1,423	162,080
KeyCorp	7,446	150,186
Northern Trust Corp.	1,486	148,436
Fifth Third Bancorp	4,886	148,241
Ventas, Inc. REIT	2,466	147,985
Citizens Financial Group, Inc.	3,407	143,026
Hartford Financial Services Group, Inc.	2,470	139,012
Boston Properties, Inc. REIT	1,068	138,872
Regions Financial Corp.	8,032	138,793
Willis Towers Watson plc	914	137,731
SBA Communications Corp. REIT*	814	132,975
Principal Financial Group, Inc.	1,859	131,171
Lincoln National Corp.	1,515	116,458
Realty Income Corp. REIT	1,951	111,246
Essex Property Trust, Inc. REIT	457	110,306
Huntington Bancshares, Inc.	7,485	108,982
Comerica, Inc.	1,204	104,519
Invesco Ltd.	2,819	103,006
Host Hotels & Resorts, Inc. REIT	5,124	101,711
GGP, Inc. REIT	4,323	101,115
Franklin Resources, Inc.	2,263	98,056
Cboe Global Markets, Inc.	786	97,928
Loews Corp.	1,911	95,607
Vornado Realty Trust REIT	1,194	93,347
E*TRADE Financial Corp.*	1,874	92,894
CBRE Group, Inc. — Class A*	2,091	90,561
Alexandria Real Estate Equities, Inc. REIT	662	86,451
Unum Group	1,554	85,299
HCP, Inc. REIT	3,248	84,708
Alliance Data Systems Corp.	333	84,409
Raymond James Financial, Inc.	890	79,477
Arthur J Gallagher & Co.	1,252	79,227
Mid-America Apartment Communities, Inc. REIT	786	79,040
Affiliated Managers Group, Inc.	385	79,021
Cincinnati Financial Corp.	1,034	77,519
Extra Space Storage, Inc. REIT	871	76,169
Iron Mountain, Inc. REIT	1,949	73,536
UDR, Inc. REIT	1,852	71,339
Regency Centers Corp. REIT	1,025	70,909
Zions Bancorporation	1,383	70,298
SL Green Realty Corp. REIT	680	68,632
Torchmark Corp.	743	67,398
Duke Realty Corp. REIT	2,466	67,100
Federal Realty Investment Trust REIT	502	66,671
Everest Re Group Ltd.	284	62,838
XL Group Ltd.	1,772	62,303
Nasdaq, Inc.	805	61,848
Kimco Realty Corp. REIT	2,947	53,488
Macerich Co. REIT	750	49,260
Apartment Investment & Management Co. — Class A REIT	1,087	47,513
People's United Financial, Inc.	2,398	44,843
Brighthouse Financial, Inc.*	663	38,878
Assurant, Inc.	373	37,613
Navient Corp.	1,821	24,256
Total Financial		29,894,232
Technology - 13.5%
Apple, Inc.	35,553	6,016,500
Microsoft Corp.	53,418	4,569,376
Intel Corp.	32,405	1,495,815
Oracle Corp.	21,095	997,372
International Business Machines Corp.	5,962	914,690
NVIDIA Corp.	4,196	811,926
Broadcom Ltd.	2,815	723,173
Texas Instruments, Inc.	6,824	712,699
Accenture plc — Class A	4,279	655,072
QUALCOMM, Inc.	10,207	653,452
Adobe Systems, Inc.*	3,413	598,094

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 89.0% (continued)
Technology - 13.5% (continued)
salesforce.com, Inc.*	4,751	$485,695
Applied Materials, Inc.	7,384	377,470
Activision Blizzard, Inc.	5,235	331,480
Micron Technology, Inc.*	7,984	328,302
Cognizant Technology Solutions Corp. — Class A	4,082	289,904
Intuit, Inc.	1,681	265,228
HP, Inc.	11,565	242,981
Analog Devices, Inc.	2,552	227,205
Electronic Arts, Inc.*	2,132	223,988
Fidelity National Information Services, Inc.	2,312	217,536
Lam Research Corp.	1,121	206,342
Fiserv, Inc.*	1,443	189,220
DXC Technology Co.	1,975	187,427
Western Digital Corp.	2,048	162,877
Autodesk, Inc.*	1,518	159,132
Hewlett Packard Enterprise Co.	11,044	158,592
Paychex, Inc.	2,214	150,729
Cerner Corp.*	2,186	147,314
Red Hat, Inc.*	1,225	147,122
Microchip Technology, Inc.	1,619	142,278
Skyworks Solutions, Inc.	1,272	120,776
Xilinx, Inc.	1,738	117,176
KLA-Tencor Corp.	1,085	114,001
NetApp, Inc.	1,868	103,338
Synopsys, Inc.*	1,040	88,650
Citrix Systems, Inc.*	991	87,208
ANSYS, Inc.*	588	86,783
Seagate Technology plc	2,003	83,806
Cadence Design Systems, Inc.*	1,955	81,758
Akamai Technologies, Inc.*	1,170	76,097
CA, Inc.	2,174	72,351
Qorvo, Inc.*	881	58,675
Advanced Micro Devices, Inc.*,1	5,679	58,380
Xerox Corp.	1,478	43,084
CSRA, Inc.	1,134	33,929
Total Technology		24,015,003
Communications - 12.1%
Amazon.com, Inc.*	2,769	3,238,263
Facebook, Inc. — Class A*	16,513	2,913,884
Alphabet, Inc. — Class C*	2,090	2,186,976
Alphabet, Inc. — Class A*	2,064	2,174,218
AT&T, Inc.	42,516	1,653,022
Verizon Communications, Inc.	28,245	1,495,008
Cisco Systems, Inc.	34,230	1,311,009
Comcast Corp. — Class A	32,296	1,293,455
Walt Disney Co.	10,458	1,124,339
Priceline Group, Inc.*	338	587,356
Netflix, Inc.*	2,996	575,112
Time Warner, Inc.	5,391	493,115
Charter Communications, Inc. — Class A*	1,343	451,194
eBay, Inc.*	6,726	253,839
Twenty-First Century Fox, Inc. — Class A	7,298	252,000
CBS Corp. — Class B	2,511	148,149
Symantec Corp.	4,293	120,462
Omnicom Group, Inc.	1,596	116,237
CenturyLink, Inc.	6,735	112,340
Twenty-First Century Fox, Inc. — Class B	3,041	103,759
Expedia, Inc.	851	101,924
Motorola Solutions, Inc.	1,122	101,361
DISH Network Corp. — Class A*	1,578	75,349
Viacom, Inc. — Class B	2,443	75,269
Juniper Networks, Inc.	2,596	73,986
VeriSign, Inc.*	587	67,176
F5 Networks, Inc.*	433	56,818
Scripps Networks Interactive, Inc. — Class A	665	56,778
Interpublic Group of Companies, Inc.	2,691	54,250
News Corp. — Class A	2,652	42,989
Discovery Communications, Inc. — Class C*	1,407	29,786
TripAdvisor, Inc.*	751	25,880
Discovery Communications, Inc. — Class A*,1	1,066	23,857
News Corp. — Class B	843	13,994
Total Communications		21,403,154
Industrial - 9.0%
Boeing Co.	3,876	1,143,071
General Electric Co.	60,047	1,047,820
3M Co.	4,132	972,549
Honeywell International, Inc.	5,275	808,974
Union Pacific Corp.	5,451	730,979
United Technologies Corp.	5,142	655,965
Caterpillar, Inc.	4,119	649,072
United Parcel Service, Inc. — Class B	4,757	566,796
Lockheed Martin Corp.	1,727	554,453
FedEx Corp.	1,708	426,214
General Dynamics Corp.	1,923	391,234
Raytheon Co.	2,002	376,076
Northrop Grumman Corp.	1,205	369,827
Illinois Tool Works, Inc.	2,135	356,225
Deere & Co.	2,215	346,669
CSX Corp.	6,188	340,402
Emerson Electric Co.	4,444	309,702
Norfolk Southern Corp.	1,981	287,047
Johnson Controls International plc	6,408	244,209
Eaton Corporation plc	3,051	241,059
Waste Management, Inc.	2,766	238,706
TE Connectivity Ltd.	2,435	231,422
Corning, Inc.	6,018	192,516
Cummins, Inc.	1,080	190,771
Amphenol Corp. — Class A	2,114	185,609
Parker-Hannifin Corp.	923	184,212
Roper Technologies, Inc.	708	183,372
Stanley Black & Decker, Inc.	1,062	180,211
Rockwell Automation, Inc.	889	174,555
Ingersoll-Rand plc	1,730	154,299
Fortive Corp.	2,118	153,237
Rockwell Collins, Inc.	1,127	152,844
Agilent Technologies, Inc.	2,228	149,209
Vulcan Materials Co.	915	117,459
Harris Corp.	825	116,861
AMETEK, Inc.	1,600	115,952
WestRock Co.	1,763	111,439

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 89.0% (continued)
Industrial - 9.0% (continued)
Mettler-Toledo International, Inc.*	177	$109,655
Dover Corp.	1,079	108,968
L3 Technologies, Inc.	541	107,037
Waters Corp.*	551	106,448
Republic Services, Inc. — Class A	1,574	106,418
Textron, Inc.	1,823	103,164
Martin Marietta Materials, Inc.	435	96,152
Masco Corp.	2,178	95,701
TransDigm Group, Inc.	335	91,998
Ball Corp.	2,424	91,749
CH Robinson Worldwide, Inc.	965	85,972
Xylem, Inc.	1,244	84,841
Pentair plc	1,143	80,719
Arconic, Inc.	2,932	79,897
Expeditors International of Washington, Inc.	1,230	79,569
Packaging Corporation of America	653	78,719
Kansas City Southern	717	75,443
Fortune Brands Home & Security, Inc.	1,066	72,957
Snap-on, Inc.	394	68,674
J.B. Hunt Transport Services, Inc.	593	68,183
AO Smith Corp.	1,009	61,831
Sealed Air Corp.	1,249	61,576
PerkinElmer, Inc.	763	55,791
Jacobs Engineering Group, Inc.	834	55,011
Allegion plc	658	52,351
Acuity Brands, Inc.	292	51,392
Fluor Corp.	969	50,049
Garmin Ltd.	768	45,750
FLIR Systems, Inc.	960	44,755
Stericycle, Inc.*	591	40,182
Flowserve Corp.	905	38,128
Total Industrial		16,000,097
Consumer, Cyclical - 7.9%
Home Depot, Inc.	8,086	1,532,540
Wal-Mart Stores, Inc.	10,135	1,000,831
McDonald's Corp.	5,520	950,102
Nike, Inc. — Class B	9,098	569,080
Starbucks Corp.	9,852	565,800
Costco Wholesale Corp.	3,026	563,199
Lowe's Companies, Inc.	5,767	535,985
CVS Health Corp.	7,014	508,515
Walgreens Boots Alliance, Inc.	6,012	436,591
General Motors Co.	8,851	362,803
Ford Motor Co.	27,015	337,417
TJX Companies, Inc.	4,406	336,883
Marriott International, Inc. — Class A	2,121	287,883
Delta Air Lines, Inc.	4,541	254,296
Southwest Airlines Co.	3,780	247,401
Target Corp.	3,764	245,601
Ross Stores, Inc.	2,670	214,268
Yum! Brands, Inc.	2,333	190,396
Carnival Corp.	2,823	187,363
Dollar Tree, Inc.*	1,642	176,203
PACCAR, Inc.	2,435	173,080
VF Corp.	2,271	168,054
Dollar General Corp.	1,803	167,697
Aptiv plc	1,840	156,087
American Airlines Group, Inc.	2,948	153,384
O'Reilly Automotive, Inc.*	589	141,678
Royal Caribbean Cruises Ltd.	1,186	141,466
AutoZone, Inc.*,1	190	135,160
DR Horton, Inc.	2,363	120,678
Best Buy Company, Inc.	1,761	120,576
Mohawk Industries, Inc.*	437	120,568
MGM Resorts International	3,528	117,800
United Continental Holdings, Inc.*	1,744	117,546
Hilton Worldwide Holdings, Inc.	1,400	111,804
Fastenal Co.	1,990	108,833
Newell Brands, Inc.	3,393	104,844
L Brands, Inc.	1,710	102,976
Genuine Parts Co.	1,015	96,435
Wynn Resorts Ltd.	555	93,567
Ulta Beauty, Inc.*	404	90,359
Lennar Corp. — Class A	1,416	89,548
Tapestry, Inc.	1,969	87,089
LKQ Corp.*	2,139	86,993
WW Grainger, Inc.	358	84,578
Whirlpool Corp.	498	83,983
Darden Restaurants, Inc.	856	82,193
Wyndham Worldwide Corp.	702	81,341
CarMax, Inc.*	1,263	80,996
Tiffany & Co.	707	73,493
PVH Corp.	535	73,407
Hasbro, Inc.	785	71,349
BorgWarner, Inc.	1,372	70,096
Michael Kors Holdings Ltd.*	1,053	66,286
Norwegian Cruise Line Holdings Ltd.*	1,233	65,657
Tractor Supply Co.	869	64,958
Kohl's Corp.[1]	1,167	63,286
Alaska Air Group, Inc.	851	62,557
PulteGroup, Inc.	1,873	62,277
Harley-Davidson, Inc.[1]	1,165	59,275
Goodyear Tire & Rubber Co.	1,706	55,121
Macy's, Inc.	2,109	53,126
Hanesbrands, Inc.	2,524	52,777
Gap, Inc.	1,508	51,363
Advance Auto Parts, Inc.	512	51,041
Chipotle Mexican Grill, Inc. — Class A*	171	49,424
Leggett & Platt, Inc.	913	43,577
Foot Locker, Inc.[1]	859	40,270
Ralph Lauren Corp. — Class A	384	39,817
Nordstrom, Inc.	807	38,236
Mattel, Inc.[1]	2,380	36,604
Signet Jewelers Ltd.[1]	419	23,695
Under Armour, Inc. — Class A*,1	1,281	18,485
Under Armour, Inc. — Class C*,1	1,276	16,996
Total Consumer, Cyclical		14,025,643
Energy - 5.4%
Exxon Mobil Corp.	29,340	2,453,998
Chevron Corp.	13,151	1,646,374
Schlumberger Ltd.	9,592	646,405
ConocoPhillips	8,278	454,380

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 89.0% (continued)
Energy - 5.4% (continued)
EOG Resources, Inc.	4,004	$432,072
Occidental Petroleum Corp.	5,299	390,324
Phillips 66	2,975	300,921
Halliburton Co.	6,042	295,272
Valero Energy Corp.	3,030	278,487
Kinder Morgan, Inc.	13,298	240,295
Marathon Petroleum Corp.	3,381	223,078
Pioneer Natural Resources Co.	1,178	203,617
Anadarko Petroleum Corp.	3,789	203,242
Williams Companies, Inc.	5,725	174,555
Concho Resources, Inc.*	1,029	154,576
Devon Energy Corp.	3,639	150,655
ONEOK, Inc.	2,655	141,910
Andeavor	993	113,540
Apache Corp.	2,638	111,376
Marathon Oil Corp.	5,883	99,599
Noble Energy, Inc.	3,369	98,173
Equities Corp.	1,695	96,479
TechnipFMC plc	3,036	95,057
National Oilwell Varco, Inc.	2,631	94,769
Baker Hughes a GE Co.	2,965	93,813
Cabot Oil & Gas Corp. — Class A	3,202	91,577
Hess Corp.	1,870	88,769
Cimarex Energy Co.	659	80,405
Helmerich & Payne, Inc.[1]	752	48,609
Newfield Exploration Co.*	1,379	43,480
Range Resources Corp.	1,563	26,665
Chesapeake Energy Corp.*,1	6,292	24,916
Total Energy		9,597,388
Utilities - 2.6%
NextEra Energy, Inc.	3,257	508,711
Duke Energy Corp.	4,846	407,597
Dominion Energy, Inc.	4,456	361,203
Southern Co.	6,949	334,177
Exelon Corp.	6,648	261,998
American Electric Power Company, Inc.	3,406	250,579
Sempra Energy	1,739	185,934
Consolidated Edison, Inc.	2,147	182,388
Public Service Enterprise Group, Inc.	3,504	180,456
Xcel Energy, Inc.	3,516	169,155
PG&E Corp.	3,551	159,191
PPL Corp.	4,730	146,393
WEC Energy Group, Inc.	2,185	145,149
Edison International	2,256	142,669
Eversource Energy	2,194	138,617
DTE Energy Co.	1,242	135,949
American Water Works Company, Inc.	1,235	112,990
Entergy Corp.	1,248	101,575
Ameren Corp.	1,680	99,103
FirstEnergy Corp.	3,080	94,310
CMS Energy Corp.	1,952	92,330
CenterPoint Energy, Inc.	2,985	84,655
Alliant Energy Corp.	1,600	68,176
Pinnacle West Capital Corp.	773	65,844
NiSource, Inc.	2,332	59,862
NRG Energy, Inc.	2,083	59,324
AES Corp.	4,573	49,526
SCANA Corp.	988	39,303
Total Utilities		4,637,164
Basic Materials - 2.2%
DowDuPont, Inc.	16,202	1,153,906
Monsanto Co.	3,042	355,245
Praxair, Inc.	1,982	306,576
Air Products & Chemicals, Inc.	1,509	247,596
LyondellBasell Industries N.V. — Class A	2,240	247,117
Sherwin-Williams Co.	570	233,723
PPG Industries, Inc.	1,762	205,837
Freeport-McMoRan, Inc.*	9,322	176,745
International Paper Co.	2,859	165,650
Nucor Corp.	2,201	139,940
Newmont Mining Corp.	3,693	138,562
Albemarle Corp.	765	97,836
Eastman Chemical Co.	995	92,177
FMC Corp.	930	88,034
International Flavors & Fragrances, Inc.	547	83,477
CF Industries Holdings, Inc.	1,615	68,702
Mosaic Co.	2,430	62,354
Total Basic Materials		3,863,477
Diversified - 0.0%
Leucadia National Corp.	2,171	57,510
Total Common Stocks
(Cost $137,543,884)		157,901,115

	Face Amount
U.S. TREASURY BILLS†† - 4.1%
U.S. Treasury Bills
1.26% due 03/01/18[2,3,4]	$6,000,000	5,987,700
1.31% due 04/19/18[3,4,5]	1,250,000	1,244,817
Total U.S. Treasury Bills
(Cost $7,232,435)		7,232,517

REPURCHASE AGREEMENTS††,6 - 5.9%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[2]	6,863,550	6,863,550
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[2]	3,663,097	3,663,097
Total Repurchase Agreements
(Cost $10,526,647)		10,526,647

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[8]	367,130	367,130
Total Securities Lending Collateral
(Cost $367,130)		367,130
Total Investments - 99.2%
(Cost $155,670,096)		$176,027,409
Other Assets & Liabilities, net - 0.8%		1,426,927
Total Net Assets - 100.0%		$177,454,336

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	216	March 2018	$28,919,700	$358,639

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	2.02%	At Maturity	01/29/18	12,558	$33,576,277	$(113,151)
Goldman Sachs International	S&P 500 Index	1.98%	At Maturity	01/29/18	26,210	70,076,646	(163,289)
Barclays Bank plc	S&P 500 Index	1.93%	At Maturity	01/30/18	24,256	64,850,719	(337,884)
						$168,503,642	$(614,324)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7 day yield as of December 31, 2017.

plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$157,901,115	$—	$—	$—	$—	$157,901,115
U.S. Treasury Bills	—	—	7,232,517	—	—	7,232,517
Repurchase Agreements	—	—	10,526,647	—	—	10,526,647
Securities Lending Collateral	367,130	—	—	—	—	367,130
Equity Futures Contracts	—	358,639	—	—	—	358,639
Total Assets	$158,268,245	$358,639	$17,759,164	$—	$—	$176,386,048

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$614,324	$—	$614,324

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act"), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

This report covers the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund and S&P 500® 2x Strategy Fund (the "Funds"), each a non-diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a net asset value per share ("NAV") twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation.

Valuation of Investments

The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds’ investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI"), under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) "fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JP Morgan Chase & Co.			U.S Treasury Bill
1.41%			0.00%
Due 01/02/18	$40,469,610	40,474,367	08/16/18	$41,702,600	$41,270,144
			U.S. Treasury Notes
			2.25% - 2.50%
			05/15/24 - 02/15/27	8,800	8,891
				41,711,400	41,279,035

Bank of America Merrill Lynch			U.S. Treasury Note
1.40%			Floating rate
Due 01/02/18	21,598,752	21,601,271	10/31/18	21,942,500	22,030,807

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At December 31, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$2,961,931	$3,066,108
Russell 2000® 2x Strategy Fund	77,774	81,188
S&P 500® 2x Strategy Fund	350,677	367,130

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Dow 2x Strategy Fund	$80,533,028	$7,407,497	$(555,666)	$6,851,831
Inverse Dow 2x Strategy Fund	6,903,587	42,160	(889)	41,271
Inverse NASDAQ-100® 2x Strategy Fund	14,549,306	170,589	(2,556)	168,033
Inverse Russell 2000® 2x Strategy Fund	12,158,216	122,697	(2,156)	120,541
Inverse S&P 500® 2x Strategy Fund	22,152,755	138,791	(5,035)	133,756
NASDAQ-100® 2x Strategy Fund	406,629,416	56,767,005	(4,255,898)	52,511,107
Russell 2000® 2x Strategy Fund	48,060,890	–	(806,087)	(806,087)
S&P 500® 2x Strategy Fund	163,939,281	13,429,713	(1,597,270)	11,832,443

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	February 28, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	February 28, 2018

*	Print the name and title of each signing officer under his or her signature.